                               TABLE OF CONTENTS

Letter to Shareholders...........................  1
Economic Snapshot................................  2
Performance Results..............................  3
Portfolio Management Review......................  4
Glossary of Terms................................  7
Portfolio Highlights.............................  8
Portfolio of Investments.........................  9
Statement of Assets and Liabilities.............. 50
Statement of Operations.......................... 51
Statement of Changes in Net Assets............... 52
Financial Highlights............................. 53
Notes to Financial Statements.................... 56

HYM SAR 7/99

                              LETTER TO SHAREHOLDERS

June 16, 1999

Dear Shareholder,
    With the volatility that we've experienced in many financial markets in recent months, some investors have sold securities because of uncertainty about where the markets were going, only to be left rethinking whether they made the right decision. We've witnessed this kind of market activity numerous times over the past several years, sparked by concerns such as the impact of the Asian economic crisis, high stock valuations, or, most recently, the stability of many high-flying technology companies. While these fears eventually subsided, investors who may have sold during this period were unable to reap the benefits of the latest rally. That's partly because most of the recent big gains happened in relatively short periods of time. This kind of volatility--and the danger of making short-term decisions--highlights the importance of investing for the long term, in accordance with your individual financial objectives.
    Although the worst of the Asian crisis appears to be behind us, new concerns are always emerging. In the coming months, we'll likely hear more about how the year 2000 computer problem may affect the markets or that we're overdue for a correction. While the markets could undoubtedly suffer as a result of these or any number of other events, we encourage you to focus on your long-term investment goals. Although nothing is certain, history has shown us that over time, the markets tend to recover--and most investors want to be positioned to take advantage of any recovery.
    If you have concerns about market volatility or questions about how your portfolio is structured to respond to these events, we encourage you to contact your financial advisor. Your advisor can talk with you about sustaining a long-term investment plan through a variety of market conditions. We hope that Van Kampen Funds will play an important role as you and your advisor build a portfolio designed to help you weather what the markets have in store.

Sincerely,


[SIG.]
Richard F. Powers III

Chairman
Van Kampen Asset Management Inc.

[SIG.]
Dennis J. McDonnell

President
Van Kampen Asset Management Inc.

                               ECONOMIC SNAPSHOT

    The economy continued to grow at a record pace. The nation's gross domestic product, a measure of economic health, rose at an astounding 6.0 percent annualized rate in the fourth quarter of 1998, and remained strong at 4.5 percent through the first quarter of 1999. Growth was fueled by an increase in consumer spending even as retail prices inched upward. Consumer spending rose at a 6.7 percent annualized rate in the first quarter of 1999--an 11-year record. This willingness to spend was attributed to higher consumer confidence as a result of the positive employment environment. Although U.S. exports declined, the high level of spending on domestic goods and services compensated for this weak spot.
    Inflation remained low throughout most of the reporting period, although a sharp increase in oil prices contributed to a recent boost in the consumer price index, pointing to the potential for higher inflation in the months ahead. This rise in inflation led the Federal Reserve to express a bias toward raising interest rates in the near term, although it did not make any rate changes over the past six months. Despite a lack of action by the Fed, long-term interest rates continued to climb during this period due to market conditions.
    Our outlook for the economy suggests that a moderate slowdown may be on the horizon. Healthy job growth, which has been supporting the strong consumer confidence and spending levels, showed signs of faltering toward the end of the reporting period. However, a renewed optimism for corporate earnings, low unemployment, and a vibrant housing market should provide some balance against a slower job growth rate. Also, with the Asian economic crisis currently under control and financial improvements in other parts of the world, we believe the U.S. economy will remain strong even if growth slows somewhat in the near term.

                          INTEREST RATES AND INFLATION
                       May 31, 1997, through May 31, 1999
GRAPH

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
May 1997                                                                   5.6250                             2.2000
                                                                           6.5000                             2.3000
                                                                           6.0000                             2.2000
Aug 1997                                                                   5.5000                             2.2000
                                                                           6.2500                             2.2000
                                                                           5.7500                             2.1000
Nov 1997                                                                   5.6875                             1.8000
                                                                           6.5000                             1.7000
                                                                           5.5625                             1.6000
Feb 1998                                                                   5.6250                             1.4000
                                                                           6.1250                             1.4000
                                                                           5.6250                             1.4000
May 1998                                                                   5.6875                             1.7000
                                                                           6.0000                             1.7000
                                                                           5.5625                             1.7000
Aug 1998                                                                   5.9375                             1.6000
                                                                           5.7500                             1.5000
                                                                           5.2500                             1.5000
Nov 1998                                                                   4.8750                             1.5000
                                                                           4.0000                             1.6000
                                                                           4.8125                             1.7000
Feb 1999                                                                   4.8750                             1.6000
                                                                           5.1250                             1.7000
                                                                           4.9375                             2.3000
May 1999                                                                   4.5000                             2.1000

    Interest rates are represented by the closing midline federal funds rate on the last day of each month. Inflation is indicated by the annual percent change of the Consumer Price Index for all urban consumers at the end of each month.

             PERFORMANCE RESULTS FOR THE PERIOD ENDED MAY 31, 1999

                      VAN KAMPEN HIGH YIELD MUNICIPAL FUND

                                           A SHARES  B SHARES  C SHARES
 TOTAL RETURNS
Six-month total return based on NAV
(1)......................................     1.89%     1.52%     1.53%
Six-month total return (2)...............   (2.94%)   (2.44%)      .54%
One-year total return (2)................      .24%      .51%     3.50%
Five-year average annual total return
(2)......................................     7.03%     7.05%     7.26%
Ten-year average annual total return
(2)......................................     7.41%       N/A       N/A
Life-of-Fund average annual total return
(2)......................................     7.09%     6.74%     6.36%
Commencement date........................  01/02/86  07/20/92  12/10/93
 DISTRIBUTION RATES AND YIELD
Distribution rate (3)....................     5.54%     5.10%     5.10%
Taxable-equivalent distribution rate
(4)......................................     8.66%     7.97%     7.97%
SEC Yield (5)............................     5.07%     4.55%     4.56%

N/A = Not Applicable

(1) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (4.75% for A shares) or contingent deferred sales charge for early withdrawal (4% for B shares and 1% for C shares).

(2) Standardized total return. Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (A shares) or contingent deferred sales charge for early withdrawal (B shares and C shares).

(3) Distribution rate represents the monthly annualized distributions of the Fund at the end of the period and not the earnings of the Fund.

(4) Taxable-equivalent calculations reflect a federal income tax rate of 36%.

(5) SEC Yield is a standardized calculation prescribed by the Securities and Exchange Commission for determining the amount of net income a portfolio should theoretically generate for the 30-day period ending May 31, 1999.

A portion of the interest income may be subject to the federal alternative minimum tax (AMT).

See the Performance section of the current prospectus. Past performance does not guarantee future results. Investment return and net asset value will fluctuate with market conditions. Fund shares, when redeemed, may be worth more or less than their original cost.

Investing in high-yield, lower rated securities involves certain risks, which may include the potential for greater sensitivity to general economic downturns and greater market price volatility.

                          PORTFOLIO MANAGEMENT REVIEW
                      VAN KAMPEN HIGH YIELD MUNICIPAL FUND

We recently spoke with the management team of the Van Kampen High Yield Municipal Fund about the key events and economic forces that shaped the markets during the past six months. The team is led by Wayne D. Godlin, portfolio manager, who has managed the Fund since March 1990 and has worked in the investment industry since 1984.

    Mr. Godlin is joined by Peter W. Hegel, chief investment officer for fixed-income investments. The following excerpts reflect their views on the Fund's performance during the six-month period ended May 31, 1999.

   Q HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT IN WHICH THE FUND HAS OPERATED DURING THE PAST SIX MONTHS?

   A The credit spread between high- and low-quality bonds has been the story of the last six months, which has made the high-yield municipal market very challenging. At the beginning of the period, low interest rates and tight credit spreads made it difficult for us to find opportunities in the market. With tighter credit spreads, it was hard for us to find the higher-yielding bonds we prefer. During the remainder of the period, however, interest rates began to rise and credit spreads began to widen, presenting a very attractive environment in which to invest the Fund's assets.

    Supply of high-yield municipal bonds was moderate during the past six months, particularly in the new issue or primary market. Strong activity in the secondary market, however, continued to benefit the portfolio. We had the opportunity to acquire issues in the secondary market that helped the Fund's return.

   Q  HOW DID YOU POSITION THE FUND IN THIS ENVIRONMENT?

   A Regardless of whether credit spreads are tight or wide, we position the Fund for the long term. Our research team of seven analysts continued to analyze bonds on an individual basis and focused on uncovering value in small to mid-size new issues, particularly in higher-yielding nonrated bonds. We prefer to invest in nonrated bonds because we believe there has been a significant improvement in their overall credit quality in a broad range of sectors, yet they continue to offer high yield potential. As a result of this strategy, the Fund benefited from significant improvements in the credit quality of our holdings. As of May 31, 1999, 89 percent of the Fund's long-term investments were invested in nonrated bonds.

   Q  WHAT OTHER STRATEGIES CONTRIBUTED TO THE FUND'S PERFORMANCE?

   A Although the Fund's sector weightings are a reflection of where we found opportunity on a bond-by-bond basis, we did benefit from purchases in life-care projects, better known as continuing care retirement communities, and tax-credit
multifamily housing deals. We favor investing in multifamily housing because these projects often carry significant investments by major corporations, which bolsters their credit rating. In addition, the deals are generally in the $5 million to $15 million range that we prefer.

    Generally, we look for opportunities to invest in sectors that have typically had low sensitivity to changes in the economy--such as health care and low- to moderate-income housing. We believe these sectors cultivate demand in a strong or weak economy. During the period, this strategy helped the fund's overall return and offset the tighter credit spread environment. For additional Fund portfolio highlights, please refer to page 8.

   Q  HOW DO YOU FEEL ABOUT THE FUND'S PERFORMANCE DURING THE PAST SIX MONTHS?

   A Considering the credit spread challenge we faced at the beginning of the period, we are pleased with the Fund's overall performance. The total return for the six months ended May 31, 1999, was 1.89 percent(1) (Class A shares at net asset value), and the Fund's net asset value closed the reporting period at $11.55 per Class A share, down from $11.66 at the beginning of the period. The Fund's Class A share tax-exempt distribution rate as of May 31, 1999, was 5.54 percent(3), representing a taxable-equivalent distribution rate of 8.66 percent(4) for an investor in the 36 percent federal income tax bracket. The Fund's SEC yield was 5.07 percent. Past performance does not guarantee future results.

    Our total return record continued to outpace the Lehman Brothers Municipal Bond Index, which returned 0.81 percent during the same six-month period. This broad-based index of municipal bonds does not reflect any commissions or sales charges that would be paid by an investor purchasing the securities or investments it represents. Please refer to the chart and footnotes on page 3 for additional Fund performance results.

   Q  WHAT OTHER FACTORS HAVE ADDED TO THE FUND'S LONG-TERM SUCCESS?

   A We believe our disciplined approach and our strengths as a management team, particularly in primary market research, have helped the Fund's long-term performance. At the beginning of the period, two of our research analysts were recognized for their research capabilities in the latest Smith's Research & Ratings Review analyst survey. This industry publication surveys 1,000 of the largest institutional investors in order to recognize the industry's top bond analysts.

    Historically, the Fund has had particularly strong performance in health-care related issues. Therefore, it comes as no surprise that both of our award-winning analysts specialize in the tax-exempt health-care sector.

   Q  WHAT IS YOUR OUTLOOK FOR THE FUND IN THE NEXT SIX MONTHS?

   A During the next few months, we believe interest rates will continue to rise, and we anticipate a slight widening of credit spreads. We believe that supply will be healthy within the primary market but thin in the secondary market. We also expect to see further improvement in the credit quality of nonrated bonds, which would help the average credit quality of the Fund.

    Overall, we don't expect to change our investment approach. We will continue to focus on our strengths as a management team: doing primary market research and finding value in nonrated bonds. In the long run, we believe these strengths should continue to help the Fund to seek to achieve its investment objective--providing shareholders with a high level of income exempt from federal income tax.


[SIG.]
Peter W. Hegel

Chief Investment Officer
Fixed Income Investments

[SIG.]
Wayne D. Godlin

Portfolio Manager

                               GLOSSARY OF TERMS

BASIS POINT: A measure used in quoting bond yields. One hundred basis points is equal to 1 percent. For example, if a bond's yield changes from 7.00 to 6.65 percent, it is a 35 basis-point move.

CLASS A SHARES: When Class A shares of a fund are purchased, the share price includes the net asset value plus a one-time sales charge (or "load"). In most cases, there is no redemption fee (contingent deferred sales charge).

CREDIT RATING: An evaluation of an issuer's credit history and capability of repaying obligations. Standard & Poor's and Moody's Investors Service are two companies that assign bond ratings. Standard & Poor's ratings range from a high of AAA to a low of D, while Moody's ratings range from a high of Aaa to a low of C.

CREDIT SPREAD: Also called quality spread, the difference in yield between higher-quality issues (such as Treasury securities) and lower-quality issues. Normally, lower-quality issues provide higher yields to compensate investors for the additional credit risk.

MUNICIPAL BOND: A debt security issued by a state, municipality, or other state or local government entity to finance capital expenditures of public projects, such as the construction of highways, public works, or school buildings. Interest on public-purpose municipal bonds is exempt from federal income taxes and, in some states, from state and local income taxes.

SECONDARY MARKET: A market where securities are traded after they are initially offered.

YIELD: The annual rate of return on an investment, expressed as a percentage.

YIELD SPREAD: The additional yield investors can earn by either investing in bonds with longer maturities or by investing in bonds with lower ratings. The spread is the difference in yield between bonds with short versus long maturities or the difference in yield between high-quality bonds and lower-quality bonds.

                              PORTFOLIO HIGHLIGHTS
                      VAN KAMPEN HIGH YIELD MUNICIPAL FUND

 TOP FIVE STATES AS OF MAY 31, 1999*

Pennsylvania..............   11.4%
Florida...................    8.8%
Massachusetts.............    8.5%
Illinois..................    7.5%
California................    6.0%

 CREDIT QUALITY*

AS OF MAY 31, 1999

                                 [PIE CHART]

                          AAA/Aaa        AA/Aa          A/A         BBB/Baa        BB/Ba          B/B         CCC/Caa
                          -------        -----          ---         -------        -----          ---         -------
As of May 31, 1999         2.80          0.40          1.00          2.80          3.70          0.60          0.10

                         Non-Rated
                         ---------
As of May 31, 1999         88.60

AS OF NOVEMBER 30, 1998
                                  [PIE CHART]

                          AAA/Aaa        AA/Aa          A/A         BBB/Baa        BB/Ba          B/B         CCC/CAA
                          -------        -----          ---         -------        -----          ---         -------
As of November 30,
  1998                     2.60          1.00          1.50          3.50          4.80          0.70          0.10
                         Non-Rated
                         ---------
As of November 30,
  1998                     85.80

Based upon the highest credit quality ratings as issued by Standard & Poor's or Moody's, respectively.

 DIVIDEND HISTORY FOR THE PERIOD ENDED MAY 31, 1999

                                    [BAR GRAPH]

                                                                               DIVIDEND
                                                                               --------
'Dec 1998'                                                                      0.0580
'Jan 1999'                                                                      0.0560
'Feb 1999'                                                                      0.0560
'Mar 1999'                                                                      0.0560
'Apr 1999'                                                                      0.0560
'May 1999'                                                                      0.0560

The dividend history represents past performance of the Fund's Class A shares and does not predict the Fund's future distributions.

TOP FIVE PORTFOLIO INDUSTRIES*

                                    [BAR GRAPH]

                                                                        MAY 31, 1999                    NOVEMBER 30, 1998
                                                                        ------------                    -----------------
Other Care                                                                    23                               22.3
Industrial Revenue                                                          17.2                               16.4
Multi/Family Housing                                                        16.4                               16.4
Health Care                                                                 16.2                               17.2
Tax District                                                                 7.2                                7.7

*As a Percentage of Long-Term Investments

                            PORTFOLIO OF INVESTMENTS

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         MUNICIPAL BONDS  97.9%
         ALABAMA  0.6%
$  750   Vincent, AL Indl Dev Brd Shelby Motel
         Group Inc Proj.......................  10.500%     09/01/16    $      735,937
 4,000   West Jefferson Cnty, AL Amusement &
         Pub Pk Auth First Mtg Visionland
         Proj.................................   6.375      02/01/29         4,020,160
 3,255   West Jefferson Cnty, AL Amusement &
         Pub Pk Auth First Mtg Visionland Proj
         (Prerefunded @ 12/01/06).............   8.000      12/01/26         4,062,175
                                                                        --------------
                                                                             8,818,272
                                                                        --------------
         ALASKA  0.2%
 2,250   Seward, AK Rev AK Sealife Cent
         Proj.................................   7.650      10/01/16         2,378,272
                                                                        --------------
         ARIZONA  2.3%
 1,205   Casa Grande, AZ Indl Dev Auth Rfdg...   8.250      12/01/15         1,261,430
 2,843   Chandler, AZ Indl Dev Auth Rev
         Chandler Fin Cent Proj Ser 1986
         (b)..................................   9.875      12/01/16         2,416,696
 3,000   Flagstaff, AZ Indl Dev Auth Rev Sr
         Living Cmnty Northern AZ Ser A.......   6.200      09/01/28         2,905,320
 5,500   Maricopa Cnty, AZ Indl Dev Auth
         Multi-Family Hsg Rev (d).............   6.625      07/01/33         5,522,385
 3,000   Maricopa Cnty, AZ Indl Dev Auth Sr
         Living Fac Rev.......................   7.750      04/01/15         3,176,280
   999   Peoria, AZ Indl Dev Auth Sierra Winds
         Life Care Cmnty Proj (Var Rate
         Cpn).................................   8.500      11/01/17         1,076,992
 3,000   Pima Cnty, AZ Indl Dev Auth
         Multi-Family Rev (d).................   6.625      10/01/28         3,028,230
 2,000   Pima Cnty, AZ Indl Dev Auth Rev La
         Posada at Park Cent Ser A............   7.000      05/15/27         2,108,420
 3,600   Pima Cnty, AZ Indl Dev Auth Sr Living
         Facs Catilina Vlg Rev Ser A..........   6.500      07/01/29         3,529,836
 1,025   Pinal Cnty, AZ Indl Dev Auth Casa
         Grande Regl Med Cent Proj Ser A......   8.125      12/01/22         1,118,767
   475   Pinal Cnty, AZ Indl Dev Auth Casa
         Grande Regl Med Cent Proj Ser B......   8.125      12/01/22           518,453
 2,115   Red Hawk Canyon Cmnty Facs Dist No 2
         AZ Dist Assmt Rev....................   6.500      12/01/12         2,100,914

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         ARIZONA (CONTINUED)
$1,035   Scottsdale, AZ Indl Dev Auth Rev
         First Mtg Westminster Vlg Ser A
         Rfdg.................................   8.000%     06/01/11    $    1,151,262
 2,000   Scottsdale, AZ Indl Dev Auth Rev
         First Mtg Westminster Vlg Ser A
         Rfdg.................................   8.250      06/01/15         2,239,340
 1,845   Tuscon, AZ Indl Dev Auth Rev Clarion
         Santa Rita Hotel Ser A Rfdg (d)......   6.375      12/01/16         1,819,557
                                                                        --------------
                                                                            33,973,882
                                                                        --------------
         ARKANSAS  0.3%
   500   Fayetteville, AR Pub Fac Brd Rev
         Butterfield Trail Vlg Proj Ser B
         (Prerefunded @ 09/01/99).............   9.500      09/01/14           517,585
 4,260   Jackson Cnty, AR Hlthcare Fac Brd
         First Mtg Hosp Rev Newport Hosp &
         Clinic Inc...........................   7.375      11/01/11         4,392,827
                                                                        --------------
                                                                             4,910,412
                                                                        --------------
         CALIFORNIA  5.9%
 1,255   Abag Fin Auth For Nonprofit Corps CA
         Ctfs Partn...........................   6.375      11/15/15         1,244,872
 1,455   Abag Fin Auth For Nonprofit Corps CA
         Ctfs Partn...........................   6.375      11/15/28         1,426,540
 1,210   California Edl Fac Auth Rev Pacific
         Graduate Sch of Psych................   7.600      11/01/21         1,286,472
 2,350   California Edl Fac Auth Rev Pacific
         Graduate Sch of Psych................   8.000      11/01/21         2,550,737
 2,000   Corona, CA Ctfs Partn Vista Hosp Sys
         Inc Ser B............................   9.500      07/01/20         2,006,140
 2,500   Corona, CA Ctfs Partn Vista Hosp Sys
         Inc Ser C............................   8.375      07/01/11         2,492,750
 1,500   Davis, CA Pub Fac Fin Auth Loc Agy
         Rev..................................   6.600      09/01/25         1,576,005
 1,300   Emeryville, CA Impt Bond Act 1915
         Assmt Dist 93-1 East Baybridge.......   7.300      09/02/21         1,342,731
 1,000   Folsom, CA Pub Fin Auth Ser A........   6.875      09/02/19         1,031,940
 1,500   Folsom, CA Spl Tax Cmnty Fac Dist No
         7 Rfdg...............................   7.250      09/01/21         1,613,520
 1,000   Fontana, CA Spl Tax Cmnty Facs Dist
         11 Ser A Rfdg........................   6.500      09/01/28           981,270
 2,000   Fontana, CA Spl Tax Cmnty Facs Dist
         11 Ser B.............................   6.500      09/01/28         1,962,540

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         CALIFORNIA (CONTINUED)
$2,660   Fresno, CA Ctfs Partn................   8.500%     05/01/16    $    2,791,856
   840   Healdsburg, CA Ctfs Partn Nuestro
         Hosp Inc.............................   6.250      11/01/08           833,473
 2,500   Healdsburg, CA Ctfs Partn Nuestro
         Hosp Inc.............................   6.375      11/01/28         2,424,075
   990   Indio, CA Pub Fin Auth Rev Tax
         Increment............................   6.500      08/15/27         1,024,175
 4,550   Lake Elsinore, CA Pub Fin Auth Loc
         Agy Rev..............................   7.100      09/01/20         4,872,959
 1,500   Los Angeles, CA Cmnty Fac Dist Spl
         Tax No 3 Cascades Business Pk........   6.400      09/01/22         1,547,730
 3,000   Merced, CA Irrigation Dist Rev Ctfs
         Partn Sub Electric Sys Proj..........   6.300      03/01/19         3,016,860
 4,500   Millbrae, CA Residential Fac Rev
         Magnolia of Millbrae Proj Ser A......   7.375      09/01/27         4,806,585
 1,000   Moreno Vly, CA Spl Tax Towngate Cmnty
         Fac Dist 87-1........................   7.125      10/01/23         1,041,470
 2,000   Perris, CA Pub Fin Auth Loc Agy Rev
         Ser D................................   7.875      09/01/25         2,208,480
 1,500   Rancho Cucamonga, CA Cmnty Fac Dist
         Spl Tax No 88-2......................   8.250      09/01/19         1,652,145
   100   Rancho Cucamonga, CA Cmnty Fac Dist
         Spl Tax No 88-2......................   8.000      09/01/20           109,255
 3,000   Reedley, CA Ctfs Partn...............   7.500      10/01/26         3,239,340
 3,105   Richmond, CA Redev Agy Multi-Family
         Rev Ser A............................   7.500      09/01/23         3,267,299
 7,500   Riverside Cnty, CA Air Force Vlg West
         Inc Ser A Rfdg (a)...................   8.125      06/15/20         8,144,700
 4,000   Sacramento, CA City Fin Auth Rev Sr
         Convention Cntr Hotel Ser A..........   6.250      01/01/30         3,981,320
 2,000   Sacramento, CA Spl Tax Cmnty Fac Dist
         No 97-1 Ser A........................   6.700      09/01/17         2,087,380
 2,000   Sacramento, CA Spl Tax Cmnty Fac Dist
         No 97-1 Ser A........................   6.750      09/01/27         2,072,620
 2,500   San Bernardino, CA Assoc Cmntys Fin
         Auth Hlthcare Ctfs Partn.............   6.900      05/01/27         2,518,000
 3,000   San Bernardino, CA Hosp Rev San
         Bernardino Cmnty Hosp Rfdg...........   7.875      12/01/19         3,128,490

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         CALIFORNIA (CONTINUED)
$1,900   San Luis Obispo, CA Ctfs Partn Vista
         Hosp Sys Inc.........................   8.375%     07/01/29    $    1,891,887
 3,000   Santa Ana, CA Cmnty Redev Agy Tax
         Alloc Ser B Rfdg.....................   7.500      09/01/16         3,076,440
 2,000   Simi Valley, CA Cmnty Dev Agy Coml
         Sycamore Plaza II Rfdg...............   6.000      09/01/12         2,115,460
 2,000   Vallejo, CA Hiddenbrooke Impt
         Dist No 1............................   6.500      09/01/31         2,002,440
 3,000   Ventura, CA Port Dist Ctfs Partn.....   6.375      08/01/28         2,991,780
                                                                        --------------
                                                                            86,361,736
                                                                        --------------
         COLORADO  3.8%
 2,000   Arvada, CO Multi-Family Rev Hsg
         Arvada Nightingale Proj Rfdg.........   6.250      12/01/18         1,995,520
 1,060   Berry Creek Metro Dist CO Rfdg.......   7.300      12/01/12         1,124,172
 2,367   Bowles Metro Dist CO (Prerefunded @
         12/01/05)............................   7.750      12/01/15         2,804,919
 2,250   Colorado Hlth Fac Auth Rev Baptist
         Home Assn Ser A......................   6.375      08/15/24         2,328,255
 1,300   Colorado Hlth Fac Auth Rev Sr Living
         Fac Eaton Terrace Ser A..............   6.800      07/01/09         1,341,535
 3,250   Colorado Hlth Fac Auth Rev Sr Living
         Fac Eaton Terrace Ser A..............   7.250      07/01/22         3,334,988
 1,500   Colorado Hlth Fac Auth Rev Christian
         Living Campus Proj...................   9.000      01/01/25         1,742,235
 2,000   Colorado Hlth Fac Auth Rev Shalom Pk
         Proj Rfdg & Impt.....................   7.250      12/15/25         2,069,520
 1,100   Colorado Hlth Facs Auth Hlth &
         Residential Care Facs Volunteers of
         America Ser A........................   6.000      07/01/29         1,058,508
 1,250   Cordillera Metro Dist CO Eagle Cnty
         (Prerefunded @ 12/01/04).............   8.250      12/01/13         1,514,000
 3,000   Cottonwood Wtr & Sanitation Dist CO
         Ser A Rfdg...........................   7.750      12/01/20         3,206,460
 1,055   Denver, CO City & Cnty Indl Dev Rev
         Jewish Cmnty Cent Proj...............   7.375      03/01/09         1,165,997
 1,130   Denver, CO City & Cnty Indl Dev Rev
         Jewish Cmnty Cent Proj...............   7.500      03/01/14         1,238,220

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         COLORADO (CONTINUED)
$  815   Denver, CO City & Cnty Indl Dev Rev
         Jewish Cmnty Cent Proj...............   7.875%     03/01/19    $      898,472
 1,815   Denver, CO Urban Renewal Auth Tax
         Increment Rev South Bdwy/Montgomery
         Ward.................................   8.500      05/01/16         2,001,509
 2,000   Eagle Cnty, CO Air Term Corp Rev Arpt
         Term Proj............................   7.500      05/01/21         2,151,360
 1,000   Eaglebend, CO Affordable Hsg Corp
         Multi-Family Rev Hsg Proj............   6.200      07/01/12         1,052,020
 1,735   Eaglebend, CO Affordable Hsg Corp
         Multi-Family Rev Hsg Proj............   6.400      07/01/17         1,824,405
 1,500   Eaglebend, CO Affordable Hsg Corp
         Multi-Family Rev Hsg Proj............   6.450      07/01/21         1,577,100
 4,000   Fairlake Metro Dist City & Cnty of
         Denver, CO (Prerefunded @
         12/01/01)............................   9.625      12/01/10         4,547,120
 2,500   Hyland Hills, CO Metro Pk & Rec Dist
         Spl Rev Ser A (Prerefunded @
         12/15/02)............................   8.625      12/15/12         2,926,125
 4,000   Lafayette, CO Indl Dev Rev Rocky
         Medium Term Nt Instr Proj Ser A......   7.000      10/01/18         3,898,760
   500   Lafayette, CO Indl Dev Rev Rocky
         Medium Term Nt Instr Proj Ser B......   6.125      10/01/08           496,030
   905   Landmark Metro Dist CO (Prerefunded @
         06/01/00)............................   8.750      12/01/05           958,024
 4,220   Northern Metro Dist CO Adams Cnty
         Rfdg (d).............................   6.500      12/01/16         4,485,860
   500   Panorama Metro Dist CO Ser B Rfdg
         (Prerefunded @ 12/01/99).............   9.000      12/01/09           519,235
   145   Skyland Metro Dist CO Gunnison Cnty
         Rfdg (Var Rate Cpn)..................   6.000      12/01/08           103,762
   750   Snowmass Vlg, CO Multi-Family Hsg Rev
         Ser A Rfdg...........................   8.000      09/01/14           787,860
   660   Superior, CO Metro Dist No 2 Ser A
         Rfdg.................................   7.250      12/01/02           703,672
 2,000   Telluride, CO Hsg Auth Hsg Rev
         Shandoka Apts Proj Rfdg..............   7.875      06/01/17         2,107,300
                                                                        --------------
                                                                            55,962,943
                                                                        --------------

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         CONNECTICUT  2.0%
$1,000   Connecticut St Dev Auth Mystic
         Marinelife Aquar Proj Ser A..........   7.000%     12/01/27    $    1,055,480
 2,195   Connecticut St Dev Auth First Mtg
         Gross Rev Hlthcare Proj CT Baptist
         Homes Inc Proj.......................   8.750      09/01/12         2,404,930
 1,500   Connecticut St Dev Auth First Mtg
         Gross Rev Hlthcare Proj CT Baptist
         Homes Inc Proj.......................   9.000      09/01/22         1,654,395
 1,325   Connecticut St Dev Auth Hlthcare Rev
         Indpt Living Proj Ser B (Prerefunded
         @ 07/01/03)..........................   8.000      07/01/17         1,535,026
 1,850   Connecticut St Dev Auth Hlthcare Rev
         Jerome Home Proj (Prerefunded @
         11/01/99)............................   8.000      11/01/19         1,922,020
 3,360   Connecticut St Dev Auth Indl Dev Rev
         Watson Foods Co Inc Proj.............   5.900      06/01/28         3,335,976
 2,500   Connecticut St Hlth & Edl Fac Auth
         Rev Tolland Cnty Hlthcare Inc Ser
         A....................................   9.200      07/01/21         2,729,825
 2,000   Connecticut St Hlth & Edl Fac Auth
         Rev Tolland Cnty Hlthcare Inc Ser
         A....................................   6.875      07/01/27         2,128,720
   300   Connecticut St Hlth & Edl Facs Auth
         Rev..................................   6.875      07/01/17           319,308
 5,000   Greenwich, CT Hsg Auth Multi-Family
         Rev Hsg Greenwich Close Ser A (a)....   6.350      09/01/27         5,126,900
 1,705   Greenwich, CT Hsg Auth Multi-Family
         Rev Hsg Greenwich Close Ser B........   7.500      09/01/27         1,713,099
 1,435   Manchester, CT Redev Agy Multi-Family
         Mtg Rev Bennet Hsg Dev Rfdg..........   7.200      12/01/18         1,545,624
 1,365   New Haven, CT Fac Rev Easter Seal
         Goodwill Rehab Proj (b)..............   8.875      04/01/16         1,277,913
 2,205   New Haven, CT Indl Fac Rev Adj Govt
         Cent Thermal Energies................   7.250      07/01/09         2,274,369
                                                                        --------------
                                                                            29,023,585
                                                                        --------------
         DELAWARE  0.5%
 2,215   Delaware St Econ Dev Auth Indl Dev
         Rev First Mtg Dover Hlthcare Rfdg....   7.875      04/01/08         2,380,372
   940   Delaware St Econ Dev Auth Rev
         Osteopathic Hosp Assn of DE Ser A
         (Prerefunded @ 07/01/04).............   9.500      01/01/22         1,176,118

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         DELAWARE (CONTINUED)
$3,500   Wilmington, DE Multi-Family Rent Rev
         Hsg Electra Arms Sr Assoc Proj.......   6.250%     06/01/28    $    3,408,650
                                                                        --------------
                                                                             6,965,140
                                                                        --------------
         DISTRICT OF COLUMBIA  0.4%
 1,545   District of Columbia Rev Methodist
         Home Issue...........................   6.000      01/01/29         1,509,372
 3,500   District of Columbia Rev Natl Pub
         Radio Ser A..........................   7.700      01/01/23         3,768,030
                                                                        --------------
                                                                             5,277,402
                                                                        --------------
         FLORIDA  8.6%
   990   Arbor Greene Cmnty Dev Dist FL Spl
         Assmt Rev............................   6.300      05/01/19           996,989
   875   Atlantic Beach, FL Rev Fleet Landing
         Proj Ser A Rfdg & Impt...............   7.500      10/01/02           906,832
 2,085   Atlantic Beach, FL Rev Fleet Landing
         Proj Ser A Rfdg & Impt...............   7.875      10/01/08         2,323,670
 1,500   Bay Cnty, FL Hosp Sys Rev Bay Med
         Cent Proj Rfdg (Prerefunded @
         10/01/04)............................   8.000      10/01/12         1,767,225
   500   Bay Cnty, FL Hosp Sys Rev Bay Med
         Cent Proj Rfdg (Prerefunded @
         10/01/04)............................   8.000      10/01/19           600,035
 1,980   Bayside Impt Cmnty Dev Dist FL Ser
         A....................................   6.300      05/01/18         1,988,415
   350   Bayside Impt Cmnty Dev Dist FL Ser
         B....................................   6.375      05/01/18           352,167
 1,050   Bobcat Trail Cmnty, FL Dev Dist Cap
         Impt Rev.............................   6.750      05/01/04         1,069,141
 1,300   Bobcat Trail Cmnty, FL Dev Dist Cap
         Impt Rev.............................   7.500      05/01/19         1,361,607
 3,335   Boca Raton, FL Hsg Auth Mtg Hsg Rev
         First Lien Banyan Place Sr Living Ser
         A....................................   7.150      04/01/31         3,391,795
   910   Boca Raton, FL Hsg Auth Mtg Hsg Rev
         Second Lien Banyan Place Sr Living
         Ser B................................   8.700      10/01/32           933,496
 1,180   Brevard Cnty, FL Hlth Fac Auth Rev
         Courtenay Springs Vlg Rfdg...........   7.375      11/15/04         1,286,932
 2,200   Brevard Cnty, FL Hlth Fac Auth Rev
         Courtenay Springs Vlg Rfdg...........   7.750      11/15/17         2,603,876
 2,840   Championsgate Cmnty Dev Dist FL Cap
         Impt Rev Ser A.......................   6.250      05/01/20         2,840,937
   150   Charlotte Cnty, FL Indl Dev Auth Rev
         Beverly Enterprises Rfdg.............  10.000      06/01/11           165,084

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         FLORIDA (CONTINUED)
$1,260   Collier Cnty, FL Indl Dev Auth
         Retirement Rental Hsg Rev............  10.750%     03/01/03    $    1,390,637
 4,285   Fishhawk Cmnty, FL Dev Dist Spl Assmt
         Rev..................................   7.625      05/01/18         4,584,222
 4,000   Florida Hsg Fin Corp Rev Hsg Beacon
         Hill Apts Ser C......................   6.610      07/01/38         4,027,800
 4,000   Florida Hsg Fin Corp Rev Hsg Cypress
         Trace Apts Ser G.....................   6.600      07/01/38         4,027,800
 4,000   Florida Hsg Fin Corp Rev Hsg
         Westbrook Apts Ser U1................   6.450      01/01/39         3,926,760
 5,000   Florida Hsg Fin Corp Rev Hsg
         Westchase Apts Ser B (a).............   6.610      07/01/38         5,034,750
   815   Fort Walton Beach, FL Indl Dev Rev
         First Mtg Fort Walton Beach Venture
         Proj.................................  10.500      12/01/16           842,743
 1,000   Heritage Harbor Cmnty Dev Dist FL Rev
         Recntl...............................   7.750      05/01/19         1,005,970
 1,000   Heritage Harbor Cmnty Dev Dist FL Rev
         Spl Assmt Ser A......................   6.700      05/01/19         1,013,650
   955   Heritage Harbor Cmnty Dev Dist FL Rev
         Spl Assmt Ser B......................   6.000      05/01/03           964,063
 1,015   Hernando Cnty, FL Indl Dev Rev
         Beverly Enterprises Rfdg.............  10.000      09/01/11         1,126,142
 3,000   Hialeah Gardens, FL Indl Dev Rev
         Waterford Convalescent Ser A Rfdg....   8.250      12/01/14         3,255,990
 1,500   Homestead, FL Indl Dev Rev Brookwood
         Gardens Cent Proj Ser A Rfdg.........   8.250      12/01/14         1,627,995
 1,265   Lake Bernadette, FL Cmnty Dev Dist
         Spl Assmt Rev Ser A..................   8.000      05/01/17         1,345,568
 2,385   Lake Saint Charles, FL Cmnty Dev Dist
         Spl Assmt Rev........................   7.875      05/01/17         2,539,309
 2,350   Largo, FL Sun Coast Hlth Sys Rev
         Hosp.................................   6.300      03/01/20         2,366,661
   680   Lee Cnty, FL Indl Dev Auth Econ Rev
         Encore Nursing Cent Partn Rfdg.......   8.125      12/01/07           740,955
 5,000   Leon Cnty, FL Edl Facs Auth Rev
         Southgate Residence Hall Ser A
         Rfdg.................................   6.750      09/01/28         5,108,600
 4,055   Mount Dora, FL Hlth Fac Auth Hlth
         Rev..................................   7.125      08/15/21         4,171,297
 1,900   North Springs, FL Impt Dist Spl Assmt
         Rev..................................   6.250      05/01/05         1,931,977

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         FLORIDA (CONTINUED)
$1,000   North Springs, FL Impt Dist Spl Assmt
         Rev..................................   7.000%     05/01/19    $    1,061,530
 3,000   Northern Palm Beach Cnty, FL Impt
         Dist Wtr Ctl & Impt Unit Dev.........   7.200      08/01/16         3,247,770
 2,500   Northern Palm Beach Cnty, FL Impt
         Dist Wtr Ctl & Impt Unit Dev.........   7.300      08/01/27         2,709,750
 2,000   Okaloosa Cnty, FL Retirement Encore
         Retirement Partners Rfdg.............   6.125      02/01/14         1,979,780
   440   Orange Cnty, FL Hlth Fac Auth Rev
         First Mtg Orlando Lutheran Twr
         Rfdg.................................   8.125      07/01/06           481,246
 2,035   Orange Cnty, FL Hlth Fac Auth Rev
         First Mtg Orlando Lutheran Twr
         Rfdg.................................   8.400      07/01/14         2,320,572
 1,325   Orange Cnty, FL Hlth Fac Auth Rev
         First Mtg Orlando Lutheran Twr
         Rfdg.................................   8.625      07/01/20         1,530,295
 1,250   Orange Cnty, FL Hlth Fac Auth Rev
         First Mtg Orlando Lutheran Twr
         Rfdg.................................   8.750      07/01/26         1,436,362
 2,370   Orange Cnty, FL Hsg Fin Auth Hsg
         Alhambra Trace Apts Proj Ser C.......   7.375      04/01/28         2,388,984
 2,480   Orange Cnty, FL Hsg Fin Auth
         Multi-Family Rev Mtg Hands Inc Proj
         Ser A................................   7.875      10/01/15         2,721,602
 2,035   Orange Cnty, FL Hsg Fin Auth
         Multi-Family Rev Mtg Hands Inc Proj
         Ser A................................   8.000      10/01/25         2,246,396
   415   Orange Cnty, FL Indl Dev Auth Rev
         Beverly Enterprises Proj Rfdg........   9.250      08/01/10           452,960
 2,995   Overoaks, FL Cmnty Dev Dist Cap Impt
         Rev..................................   8.250      05/01/17         3,273,655
 3,000   Pinellas Cnty, FL Edl Fac Auth Rev
         College Harbor Proj Ser A............   8.250      12/01/21         3,253,290
 1,000   Piney Z Cmnty Dev Dist FL Cap Impt
         Rev Ser A............................   7.250      05/01/19         1,028,750
 1,285   Piney Z Cmnty Dev Dist FL Cap Impt
         Rev Ser B............................   6.500      05/01/02         1,285,090
 1,370   Plantation, FL Hlth Fac Auth Rev
         Covenant Retirement Cmnty Inc
         (Prerefunded @ 12/01/02).............   7.625      12/01/12         1,552,731
   750   Plantation, FL Hlth Fac Auth Rev
         Covenant Retirement Cmnty Inc
         (Prerefunded @ 12/01/02).............   7.750      12/01/22           853,072

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         FLORIDA (CONTINUED)
$1,000   Saint John's Cnty, FL Indl Dev Auth
         Hlthcare Rev Bayview Proj Ser A......   7.100%     10/01/16    $    1,069,570
 2,000   Saint John's Cnty, FL Indl Dev Auth
         Hlthcare Rev Bayview Proj Ser A......   7.100      10/01/26         2,143,540
   250   Santa Rosa Cnty, FL Indl Dev Auth Rev
         First Mtg Sandy Ridge Care Cent......  10.500      04/01/16           253,618
 1,000   Sarasota Cnty, FL Hlth Fac Auth Rev
         Hlthcare Manatee Jewish Rfdg.........   7.000      07/01/16         1,052,760
 2,300   Tamarac, FL Indl Dev Rev Sun Belt
         Precision Prods Inc..................   6.500      08/01/17         2,334,247
 1,650   Tampa Palms, FL Open Space & Transn
         Cmnty Dev Dist Rev Cap Impt Area 7
         Proj.................................   8.500      05/01/17         1,804,423
 2,150   Tampa Palms, FL Open Space & Transn
         Cmnty Dev Dist Rev Cap Impt Area 7
         Proj.................................   7.500      05/01/18         2,282,053
   710   Volusia Cnty, FL Indl Dev Auth
         Bishops Glen Proj Rfdg...............   7.125      11/01/06           802,080
 1,775   Volusia Cnty, FL Indl Dev Auth
         Bishops Glen Proj Rfdg...............   7.500      11/01/16         2,060,438
 2,000   Volusia Cnty, FL Indl Dev Auth
         Bishops Glen Proj Rfdg...............   7.625      11/01/26         2,421,560
 1,685   Westchase East Cmnty, FL Dev Dist Cap
         Impt Rev.............................   7.500      05/01/17         1,783,960
 1,965   Westchase East Cmnty, FL Dev Dist Cap
         Impt Rev.............................   7.300      05/01/18         2,086,732
                                                                        --------------
                                                                           127,539,906
                                                                        --------------
         GEORGIA  1.9%
 1,640   Athens Clarke Cnty, GA Residential
         Care Fac for the Elderly Auth Rev....   6.350      10/01/17         1,664,026
 1,720   Athens Clarke Cnty, GA Residential
         Care Fac for the Elderly Auth Rev....   6.375      10/01/27         1,740,709
 3,000   Atlanta, GA Urban Residential Fin
         Auth Multi-Family Hsg Renaissance on
         Peachtree Apts Proj Ser 85...........   8.500      04/01/26         3,342,480
 3,300   Atlanta, GA Urban Residential Fin
         Auth Multi-Family Rev Proj Ser A.....   6.750      07/01/30         3,335,640

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         GEORGIA (CONTINUED)
$  375   Coweta Cnty, GA Residential Care Fac
         For The Elderly Auth Rev First Lien
         Wesley Woods Ser A...................   7.625%     10/01/06    $      414,814
 1,500   Coweta Cnty, GA Residential Care Fac
         For The Elderly Auth Rev First Lien
         Wesley Woods Ser A...................   8.200      10/01/16         1,710,015
 1,500   Coweta Cnty, GA Residential Care Fac
         For The Elderly Auth Rev First Lien
         Wesley Woods Ser A...................   8.250      10/01/26         1,714,410
   500   Forsyth Cnty, GA Hosp Auth Rev GA
         Baptist Hlthcare Sys Proj............   6.000      10/01/08           496,080
 1,500   Forsyth Cnty, GA Hosp Auth Rev GA
         Baptist Hlthcare Sys Proj............   6.250      10/01/18         1,465,335
 1,500   Forsyth Cnty, GA Hosp Auth Rev GA
         Baptist Hlthcare Sys Proj............   6.375      10/01/28         1,463,895
 1,000   Fulton Cnty, GA Hsg Auth Multi-Family
         Hsg Rev..............................   6.375      02/01/08         1,005,840
 4,000   Fulton Cnty, GA Hsg Auth Multi-Family
         Hsg Rev..............................   6.500      02/01/28         4,039,360
   300   Richmond Cnty, GA Dev Auth Nursing
         Home Rev Beverly Enterprises GA Proj
         Rfdg.................................   8.750      06/01/11           329,889
 3,000   Rockdale Cnty, GA Dev Auth Solid
         Waste Disp Visy Paper Inc Proj.......   7.500      01/01/26         3,171,180
 1,500   Smyrna, GA Hosp Auth Rev First Mtg
         Woodland Ridge Proj..................   6.000      07/01/28         1,462,650
                                                                        --------------
                                                                            27,356,323
                                                                        --------------
         HAWAII  0.1%
   840   Hawaii Cnty, HI Impt Dist No 17 Spl
         Assmt Kaloko Subdivision.............   9.500      08/01/11           897,817
                                                                        --------------
         ILLINOIS  7.4%
 1,475   Bedford Park, IL Tax Increment Rev
         71st & Cicero Proj Rfdg..............   7.375      01/01/12         1,589,637
 1,445   Bedford Park, IL Tax Increment Rev
         Mark IV Proj (Prerefunded @
         03/01/02)............................   9.750      03/01/12         1,677,472
   930   Bedford Park, IL Tax Increment Rev Sr
         Lien Bedford City Sq Proj............   9.250      02/01/12         1,041,414
 2,810   Broadview, IL Tax Increment Rev Sr
         Lien.................................   8.250      07/01/13         3,346,120

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         ILLINOIS (CONTINUED)
$  250   Carol Stream, IL First Mtg Rev
         Windsor Park Manor Proj..............   7.000%     12/01/13    $      266,668
 2,000   Carol Stream, IL First Mtg Rev
         Windsor Park Manor Proj..............   7.200      12/01/14         2,147,940
 1,000   Chicago, IL O'Hare Intl Arpt Spl Fac
         Rev American Airls Inc Proj Ser A....   8.200      12/01/24         1,170,560
   540   Chicago, IL O'Hare Intl Arpt Spl Fac
         Rev American Airls Inc Proj Ser A....   7.875      11/01/25           576,002
 3,500   Chicago, IL O'Hare Intl Arpt Spl Fac
         Rev United Airls Inc.................   8.500      05/01/18         3,697,855
 1,500   Chicago, IL Tax Increment............   7.250      01/01/14         1,612,245
 3,000   Clay Cnty, IL Hosp Rev...............   5.900      12/01/28         2,951,370
 3,000   Crestwood, IL Tax Increment Rev
         Rfdg.................................   7.250      12/01/08         3,196,890
 2,000   Godfrey, IL Rev United Methodist Vlg
         Ser A................................   5.875      11/15/29         1,895,740
   500   Hodgkins, IL Tax Increment Ser A
         Rfdg.................................   9.500      12/01/09           567,340
 4,000   Hodgkins, IL Tax Increment Ser A
         Rfdg.................................   7.625      12/01/13         4,400,200
 3,500   Huntley, IL Increment Alloc Rev
         Huntley Redev Proj Ser A.............   8.500      12/01/15         4,034,485
 2,450   Huntley, IL Spl Svc Area No 6........   6.750      02/01/25         2,499,171
 1,000   Huntley, IL Spl Svc Area No 7........   6.300      03/01/28           988,750
 2,470   Illinois Dev Fin Auth Hlth Fac Rev
         Cmnty Living Options.................   7.125      03/01/10         2,671,552
   690   Illinois Dev Fin Auth Rev Cmnty Fac
         Clinic Altgeld Proj..................   8.000      11/15/06           758,841
 1,750   Illinois Dev Fin Auth Rev Cmnty Fac
         Clinic Altgeld Proj..................   8.000      11/15/16         1,919,068
 2,000   Illinois Dev Fin Auth Rev Debt
         Restructure-East Saint Louis.........   7.375      11/15/11         2,250,040
 4,000   Illinois Edl Fac Auth Rev Peace Mem
         Ministries Proj......................   7.500      08/15/26         4,338,760
 1,500   Illinois Edl Facs Auth Rev Lifelink
         Corp Oblig Group Rfdg................   5.850      02/15/20         1,486,515
 4,295   Illinois Edl Facs Auth Rev Lifelink
         Corp Oblig Group Rfdg................   5.700      02/15/24         4,124,274

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         ILLINOIS (CONTINUED)
$  240   Illinois Hlth Fac Auth Rev Fairview
         Oblig Group Ser A....................   7.125%     08/15/17    $      260,050
 1,475   Illinois Hlth Fac Auth Rev Covenant
         Retirement Cmntys Ser A..............   7.600      12/01/12         1,627,087
 3,000   Illinois Hlth Fac Auth Rev Fairview
         Oblig Group Ser A Rfdg...............   7.400      08/15/23         3,289,200
   470   Illinois Hlth Fac Auth Rev Hinsdale
         Ser C................................   9.500      11/15/19           520,591
 1,700   Illinois Hlth Fac Auth Rev Lifelink
         Corp Oblig Group Ser B (Prerefunded @
         02/15/05)............................   8.000      02/15/25         2,016,914
 4,000   Illinois Hlth Fac Auth Rev Lutheran
         Home & Svcs Proj Ser A...............   7.500      08/15/26         4,287,440
 1,000   Illinois Hlth Facs Auth Rev Bohemian
         Tabor Hills Ser B Rfdg...............   5.900      11/15/24           994,750
 8,944   Illinois St Real Estate Lease Ctfs
         (a) (b)..............................   8.800      06/15/18        10,377,276
 1,135   Jackson Park Hosp Fndtn Chicago, IL
         Jackson Park Hosp....................   9.000      03/01/05         1,111,585
 3,155   Loves Park, IL First Mtg Rev Hoosier
         Care Proj Ser A......................   9.750      08/01/19         3,263,406
 1,810   Mill Creek Wtr Reclamation Dist IL
         Sewage Rev...........................   8.000      03/01/10         2,049,354
 1,080   Mill Creek Wtr Reclamation Dist IL
         Wtrwks Rev...........................   8.000      03/01/10         1,222,819
 2,480   Palatine, IL Tax Increment Rev
         Rand/Dundee Cent Proj (Prerefunded @
         01/01/07)............................   7.750      01/01/17         2,982,324
   765   Peoria, IL Spl Tax Weaverridge Spl
         Svc Area.............................   7.625      02/01/08           828,977
 2,050   Peoria, IL Spl Tax Weaverridge Spl
         Svc Area.............................   8.050      02/01/17         2,250,838
 4,100   Robbins, IL Res Recov Rev............   8.375      10/15/16         2,203,750
 1,455   Round Lake Beach, IL Tax Increment
         Rev Rfdg.............................   7.200      12/01/04         1,576,623
 2,500   Round Lake Beach, IL Tax Increment
         Rev Rfdg.............................   7.500      12/01/13         2,723,625
 2,855   Saint Charles, IL Indl Dev Rev
         Tri-City Cent Proj...................   7.500      11/01/13         2,983,789
 3,915   Saint Charles, IL Multi-Family Hsg
         Rev Bonds Wessel Court Proj..........   7.600      04/01/24         4,054,883
 2,000   Saint Charles, IL Spl Svc Area No
         21...................................   6.625      03/01/28         1,978,180
   500   Sherman, IL Rev First Mtg Villa
         Hlthcare Ser A.......................   8.250      10/01/14           518,360

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         ILLINOIS (CONTINUED)
$  500   Sherman, IL Rev First Mtg Villa
         Hlthcare Ser A.......................   8.500%     10/01/24    $      518,775
                                                                        --------------
                                                                           108,849,505
                                                                        --------------
         INDIANA  2.2%
   470   Carmel, IN Retirement Rental Hsg Rev
         Beverly Enterprises Inc Proj Rfdg....   8.750      12/01/08           521,296
 1,100   Crawfordsville, IN Redev Comm Dist
         Tax Increment Rev....................   7.350      02/01/17         1,128,512
 1,430   Delaware Cnty, IN Redev Dist Tax
         Increment Rev........................   6.875      02/01/18         1,444,286
 2,739   Indiana Dev Fin Auth Indl Dev Rev
         Unr-Rohn Inc Proj (d)................   7.500      03/01/11         2,942,847
 1,000   Indiana Hlth Fac Auth Cmnty
         Hartsfield Vlg Proj Ser A............   6.250      08/15/14         1,015,180
 2,000   Indiana Hlth Fac Auth Cmnty
         Hartsfield Vlg Proj Ser A............   6.375      08/15/27         2,034,800
 1,500   Indiana Hlth Fac Auth Saint Anthony
         Home.................................   7.000      05/15/17         1,546,320
 1,000   Indiana Hlth Fac Auth Saint Anthony
         Home.................................   7.250      05/15/24         1,038,530
 2,975   Indiana Hlth Fac Fin Auth Rev Metro
         Hlth/IN Inc Proj.....................   6.300      12/01/23         2,881,317
 3,000   Indiana Hlth Fac Fin Auth Rev Metro
         Hlth/IN Inc Proj.....................   6.400      12/01/33         2,895,060
   175   Saint Joseph Cnty, IN Redev Dist Tax
         Increment Rev........................  *           12/30/10            72,618
   135   Saint Joseph Cnty, IN Redev Dist Tax
         Increment Rev........................  *           12/30/11            52,109
   130   Saint Joseph Cnty, IN Redev Dist Tax
         Increment Rev........................  *           12/30/12            46,290
   130   Saint Joseph Cnty, IN Redev Dist Tax
         Increment Rev........................  *           12/30/13            42,916
   125   Saint Joseph Cnty, IN Redev Dist Tax
         Increment Rev........................  *           12/30/14            38,225
   125   Saint Joseph Cnty, IN Redev Dist Tax
         Increment Rev........................  *           12/30/15            35,467
   125   Saint Joseph Cnty, IN Redev Dist Tax
         Increment Rev........................  *           12/30/16            32,859

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         INDIANA (CONTINUED)
$2,000   South Bend, IN Econ Dev Rev Ser A....   6.250%     11/15/29    $    1,964,940
   435   Valparaiso, IN Econ Dev Rev First Mtg
         Whispering Pines Cent................   7.300      01/01/02           434,282
   980   Valparaiso, IN Econ Dev Rev First Mtg
         Whispering Pines Cent................   7.500      01/01/07           976,100
 1,405   Valparaiso, IN Econ Dev Rev First Mtg
         Whispering Pines Cent................   7.750      01/01/12         1,397,160
 2,045   Valparaiso, IN Econ Dev Rev First Mtg
         Whispering Pines Cent................   8.000      01/01/17         2,031,626
 3,005   Valparaiso, IN Econ Dev Rev First Mtg
         Whispering Pines Cent (Prerefunded @
         01/01/00)............................   9.500      01/01/07         3,169,283
   400   Wells Cnty, IN Hosp Auth Rev Caylor
         Nickel Med Cent Inc Rfdg.............   8.500      04/15/03           439,832
 3,600   Wells Cnty, IN Hosp Auth Rev Caylor
         Nickel Med Cent Inc Rfdg.............   8.750      04/15/12         4,076,748
                                                                        --------------
                                                                            32,258,603
                                                                        --------------
         IOWA  0.7%
 2,000   Cedar Rapids, IA Rev First Mtg
         Cottage Grove........................   5.875      07/01/28         1,941,580
 3,290   Iowa Fin Auth Cmnty Provider Rev Boys
         & Girls Home Family Proj.............   6.250      12/01/28         3,145,273
 2,770   Iowa Fin Auth Multi-Family Rev Hsg
         Park West Proj Rfdg..................   8.000      10/01/23         2,861,354
 2,265   Iowa Fin Auth Retirement Fac
         Presbyterian Homes Mill Pond.........   6.000      10/01/33         2,127,560
 1,000   Palo Alto Cnty, IA Hosp Rev Palo Alto
         Cnty Hosp Proj.......................   6.000      08/01/28         1,006,310
                                                                        --------------
                                                                            11,082,077
                                                                        --------------
         KANSAS  0.7%
 1,000   Lawrence, KS Coml Dev Rev Holiday Inn
         Sr Ser A.............................   8.000      07/01/16         1,095,930
 2,000   Lenexa, KS Hlthcare Fac Rev Lakeview
         Vlg Ser B............................   6.250      05/15/26         2,086,560
 3,000   Manhattan, KS Coml Dev Rev Holiday
         Inn Sr Ser A Rfdg....................   8.000      07/01/16         3,287,790

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         KANSAS (CONTINUED)
$3,125   Shawnee Cnty, KS Rev United Methodist
         Homes Inc Ser A Rfdg.................   6.125%     11/15/19    $    3,202,531
 1,000   Wichita, KS Hlthcare Facs Rev
         Larksfield Place Ser I...............   5.875      05/15/27           970,350
                                                                        --------------
                                                                            10,643,161
                                                                        --------------
         KENTUCKY 0.1%
 1,195   Kenton Cnty, KY Arpt Brd Arpt Rev Spl
         Fac Delta Airls Proj Ser A...........   8.100      12/01/15         1,241,474
                                                                        --------------
         LOUISIANA  2.3%
 4,700   Hodge, LA Util Rev (a)...............   9.000      03/01/10         4,899,374
 1,205   Iberia Parish, LA Hosp Svc Dist No 1
         Hosp Rev.............................   7.500      05/26/06         1,221,954
 2,000   Iberia Parish, LA Hosp Svc Dist No 1
         Hosp Rev.............................   8.000      05/26/16         2,099,200
 4,000   Lake Charles, LA Harbor & Terminal
         Dist Port Fac Rev Trunkline Lng Co
         Rfdg.................................   7.750      08/15/22         4,507,400
   200   Louisiana Hsg Fin Agy Rev
         Multi-Family Hsg Plantation Ser A....   9.000      01/01/03           199,660
 4,675   Louisiana Hsg Fin Agy Rev
         Multi-Family Hsg Plantation Ser A....   7.125      01/01/28         4,696,973
   605   Louisiana Pub Fac Auth Rev Indl Dev
         Beverly Enterprises Inc Rfdg.........   8.250      09/01/08           659,214
 1,000   Louisiana Pub Facs Auth Rev
         Progressive Hlthcare.................   6.375      10/01/20           978,800
 1,000   Louisiana Pub Facs Auth Rev
         Progressive Hlthcare.................   6.375      10/01/28           959,630
 1,400   Port New Orleans, LA Indl Dev Rev
         Avondale Inds Inc Proj Rfdg..........   8.250      06/01/04         1,515,696
 5,000   Port New Orleans, LA Indl Dev Rev
         Continental Grain Co Proj Rfdg.......   7.500      07/01/13         5,191,900
 2,500   Saint James Parish, LA Solid Waste
         Disp Rev Kaiser Alum Proj............   7.750      08/01/22         2,693,975

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         LOUISIANA (CONTINUED)
$3,000   St Tammany, LA Pub Trust Fin Auth Rev
         Christwood Proj Rfdg.................   5.700%     11/15/28    $    2,856,330
   500   West Feliciana Parish, LA Pollutn Ctl
         Rev Gulf States Util Co Proj Ser A...   7.500      05/01/15           545,360
 1,000   West Feliciana Parish, LA Pollutn Ctl
         Rev Gulf States Util Co Proj Ser B...   9.000      05/01/15         1,069,530
                                                                        --------------
                                                                            34,094,996
                                                                        --------------
         MAINE  0.3%
 3,200   Maine Fin Auth Solid Waste Disposal
         Rev Boise Cascade Corp Proj..........   7.900      06/01/15         3,351,040
 1,500   Maine Vets Homes ME Rev..............   7.750      10/01/20         1,671,525
                                                                        --------------
                                                                             5,022,565
                                                                        --------------
         MARYLAND  1.6%
 2,000   Anne Arundel Cnty, MD Spl Tax Dist
         Farmington Vlg Proj Ser A............   6.250      06/01/25         1,968,440
 1,750   Baltimore Cnty, MD Nursing Fac
         Eastpoint Rehab & Nursing Cent Ser
         A....................................   6.750      04/01/28         1,710,695
 2,000   Baltimore Cnty, MD Pollutn Ctl Rev
         Bethlehem Steel Corp Proj Ser A
         Rfdg.................................   7.550      06/01/17         2,155,380
 2,500   Baltimore Cnty, MD Pollutn Ctl Rev
         Bethlehem Steel Corp Proj Ser B
         Rfdg.................................   7.500      06/01/15         2,706,475
 2,000   Calvert Cnty, MD Econ Dev Rev Asbury-
         Solomons Island Fac Proj (Prerefunded
         @ 01/01/05)..........................   8.375      01/01/15         2,419,740
   750   Frederick Cnty, MD Retirement Cmnty
         Rev..................................   6.000      01/01/24           748,995
 1,500   Frederick Cnty, MD Spl Olbig Urbana
         Cmnty Dev Auth.......................   6.625      07/01/25         1,518,030
 2,000   Maryland St Energy Fin Admin Ltd
         Oblig Rev Cogeneration AES Warrior
         Run..................................   7.400      09/01/19         2,157,520
 1,270   Montgomery Cnty, MD Econ Dev
         Editorial Projs In Edl Ser A (d).....   6.250      09/01/08         1,245,248
 3,730   Montgomery Cnty, MD Econ Dev
         Editorial Projs In Edl Ser A (d).....   6.400      09/01/28         3,595,086
   850   Prince Georges Cnty, MD Hosp Rev.....   6.375      01/01/23           382,500

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         MARYLAND (CONTINUED)
$3,000   Prince Georges Cnty, MD Spl Oblig Spl
         Assmt Woodview Ser A.................   8.000%     07/01/26    $    3,397,470
                                                                        --------------
                                                                            24,005,579
                                                                        --------------
         MASSACHUSETTS  8.3%
 5,530   Massachusetts St Dev Fin Agy New
         England Cntr For Children............   6.000      11/01/19         5,459,271
 1,425   Massachusetts St Dev Fin Agy Rev
         Greater Lynn Mental Hlth Ser B.......   6.375      06/01/18         1,411,833
 1,155   Massachusetts St Dev Fin Agy Rev
         Boston Architectural Cent............   6.100      09/01/18         1,131,196
 1,445   Massachusetts St Dev Fin Agy Rev
         Boston Architectural Cent............   6.250      09/01/28         1,409,785
 1,470   Massachusetts St Hlth & Edl Fac Auth
         Rev Indpt Living Ser A...............   8.100      07/01/18         1,709,522
 3,000   Massachusetts St Hlth & Edl Fac Auth
         Rev Milford-Whitinsville Regl Hosp
         Ser B (Prerefunded @ 07/15/02).......   7.750      07/15/17         3,381,210
 2,000   Massachusetts St Indl Fin Agy
         Assisted Living Fac Rev..............   8.000      09/01/27         2,228,560
 2,000   Massachusetts St Indl Fin Agy
         Assisted Living Fac Rev..............   7.500      12/01/27         2,165,360
 1,000   Massachusetts St Indl Fin Agy First
         Mtg Pilgrim Inc Proj.................   6.500      10/01/15           984,100
 2,850   Massachusetts St Indl Fin Agy
         Hillcrest Edl Cent Inc Proj..........   8.450      07/01/18         3,230,475
 4,000   Massachusetts St Indl Fin Agy
         Hlthcare Fac Rev Metro Hlth Fndtn Inc
         Proj A...............................   6.750      12/01/27         4,233,080
 2,000   Massachusetts St Indl Fin Agy
         Trustees Deerfield Academy...........   6.750      10/01/28         1,959,760
   675   Massachusetts St Indl Fin Agy Indl
         Rev Beverly Enterprises
         Inc/Gloucester & Lexington Proj
         Rfdg.................................   8.000      05/01/02           697,849
   800   Massachusetts St Indl Fin Agy Indl
         Rev Beverly Enterprises
         Inc/Gloucester & Lexington Proj
         Rfdg.................................   8.375      05/01/09           869,688
   500   Massachusetts St Indl Fin Agy Rev
         Atlantic Med Cent Ser B..............  10.125      11/01/14           523,560

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         MASSACHUSETTS (CONTINUED)
$3,430   Massachusetts St Indl Fin Agy Rev
         Boston Architectural Cent Proj
         (Prerefunded @ 09/01/99).............   8.500%     09/01/19    $    3,524,737
   500   Massachusetts St Indl Fin Agy Rev
         Dimmock Cmnty Hlth Cent..............   8.000      12/01/06           557,500
 1,000   Massachusetts St Indl Fin Agy Rev
         Dimmock Cmnty Hlth Cent..............   8.375      12/01/13         1,155,150
 3,000   Massachusetts St Indl Fin Agy Rev
         Dimmock Cmnty Hlth Cent..............   8.500      12/01/20         3,479,760
 2,555   Massachusetts St Indl Fin Agy Rev
         East Boston Neighborhood Proj........   7.500      07/01/16         2,427,250
 2,560   Massachusetts St Indl Fin Agy Rev
         East Boston Neighborhood Proj........   7.625      07/01/26         2,432,000
 7,000   Massachusetts St Indl Fin Agy Rev
         Emerson College Issue Ser A
         (Prerefunded @ 01/01/01) (a).........   8.900      01/01/18         7,673,890
   785   Massachusetts St Indl Fin Agy Rev
         Evergreen Cent Inc...................   8.000      11/01/06           875,424
 4,100   Massachusetts St Indl Fin Agy Rev
         Evergreen Cent Inc (d)...............   9.250      11/01/11         4,456,618
 1,230   Massachusetts St Indl Fin Agy Rev
         Evergreen Cent Inc...................   8.375      11/01/13         1,445,914
 2,165   Massachusetts St Indl Fin Agy Rev
         Evergreen Cent Inc...................   8.500      11/01/20         2,568,470
 1,005   Massachusetts St Indl Fin Agy Rev
         First Mtg Evanswood Bethzatha Ser A
         Rfdg.................................   7.400      01/15/09         1,029,522
 2,000   Massachusetts St Indl Fin Agy Rev
         First Mtg Evanswood Bethzatha Ser A
         Rfdg.................................   7.625      01/15/14         2,057,240
 2,000   Massachusetts St Indl Fin Agy Rev
         First Mtg Evanswood Bethzatha Ser A
         Rfdg.................................   7.875      01/15/20         2,068,460
   690   Massachusetts St Indl Fin Agy Rev
         First Mtg Loomis House & Vlg Proj....   7.250      07/01/07           809,570
 1,410   Massachusetts St Indl Fin Agy Rev
         First Mtg Loomis House & Vlg Proj....   7.400      07/01/12         1,651,716

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         MASSACHUSETTS (CONTINUED)
$1,530   Massachusetts St Indl Fin Agy Rev
         First Mtg Loomis House & Vlg Proj....   7.500%     07/01/17    $    1,800,382
 1,000   Massachusetts St Indl Fin Agy Rev
         First Mtg Reeds Landing Proj.........   7.750      10/01/00         1,005,660
 8,300   Massachusetts St Indl Fin Agy Rev
         First Mtg Reeds Landing Proj (a).....   8.625      10/01/23         9,257,654
 1,700   Massachusetts St Indl Fin Agy Rev
         First Mtg Stone Institute & Newton...   7.700      01/01/14         1,848,869
 1,760   Massachusetts St Indl Fin Agy Rev
         Glenmeadow Retirement Cmnty Ser C
         (Prerefunded @ 02/15/06).............   8.250      02/15/08         2,169,341
 1,000   Massachusetts St Indl Fin Agy Rev
         Glenmeadow Retirement Cmnty Ser C
         (Prerefunded @ 02/15/06).............   8.625      02/15/26         1,250,270
 2,795   Massachusetts St Indl Fin Agy Rev Gtr
         Lynn Mental Hlth.....................   6.200      06/01/08         2,787,565
 3,615   Massachusetts St Indl Fin Agy Rev Gtr
         Lynn Mental Hlth (Prerefunded @
         06/01/04)............................   8.800      06/01/14         4,627,453
 6,000   Massachusetts St Indl Fin Agy Rev Gtr
         Lynn Mental Hlth (a).................   6.375      06/01/18         5,922,000
 1,135   Massachusetts St Indl Fin Agy Rev
         HMEA Issue...........................   7.000      09/01/12         1,151,151
   225   Massachusetts St Indl Fin Agy Rev
         Hillcrest Edl Cent Inc Proj..........   7.500      07/01/00           227,846
   740   Massachusetts St Indl Fin Agy Rev
         Hillcrest Edl Cent Inc Proj..........   8.000      07/01/05           801,020
 3,380   Massachusetts St Indl Fin Agy Rev JRC
         Assisted Living......................   7.500      07/01/26         3,498,841
 2,600   Massachusetts St Indl Fin Agy Rev
         Montserrat College Art Issue Ser A...   7.000      12/01/27         2,611,388
 2,145   Massachusetts St Indl Fin Agy Rev NE
         Cent for Autism (Prerefunded @
         11/01/00) (d)........................   9.000      11/01/05         2,333,803
 4,910   Massachusetts St Indl Fin Agy Rev NE
         Cent for Autism (Prerefunded @
         11/01/00) (d)........................   9.500      11/01/17         5,375,861
 2,000   Massachusetts St Indl Fin Agy Rev
         Orchard Cove Issue (Prerefunded @
         05/01/02)............................   9.000      05/01/22         2,322,240

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         MASSACHUSETTS (CONTINUED)
$2,000   Massachusetts St Indl Fin Agy Rev Sr
         Living Fac Forge Hill Proj...........   6.750%     04/01/30    $    1,891,200
 1,820   Massachusetts St Indl Fin Agy Rev
         Waarc Inc Proj (Prerefunded @
         09/01/05)............................   7.750      09/01/25         2,178,485
                                                                        --------------
                                                                           122,669,499
                                                                        --------------
         MICHIGAN  2.0%
 1,000   Detroit, MI Loc Dev Fin Auth Tax
         Increment Sr Ser B (d)...............   6.700      05/01/21         1,026,080
   425   Detroit, MI Loc Dev Fin Auth Ser A
         (Prerefunded @ 05/01/03).............   9.500      05/01/21           512,779
 3,500   Detroit, MI Loc Dev Fin Auth Ser C...   6.850      05/01/21         3,600,975
 1,190   Dickinson Cnty, MI Mem Hosp Sys Hosp
         Rev..................................   7.625      11/01/05         1,327,552
 1,000   Dickinson Cnty, MI Mem Hosp Sys Hosp
         Rev..................................   8.000      11/01/14         1,187,010
 2,390   Meridian, MI Econ Dev Corp First Mtg
         Burcham Hills Ser A Rfdg.............   7.500      07/01/13         2,570,493
 3,430   Meridian, MI Econ Dev Corp First Mtg
         Burcham Hills Ser A Rfdg.............   7.750      07/01/19         3,727,072
   500   Michigan St Hosp Fin Auth Rev Hosp
         Genesys Hlth Sys Ser A Rfdg
         (Prerefunded @ 10/01/05).............   7.500      10/01/07           596,660
 1,500   Michigan St Hosp Fin Auth Rev Hosp
         Genesys Hlth Sys Ser A Rfdg
         (Prerefunded @ 10/01/05).............   8.100      10/01/13         1,838,295
 5,073   Michigan St Hosp Fin Auth Rev
         Saratoga Cmnty Hosp Rfdg (Prerefunded
         @ 06/01/02)..........................   8.750      06/01/10         5,770,132
   962   Michigan St Strategic Fd Ltd Oblig
         Rev Great Lakes Pulp & Fiber Proj
         (c)..................................   8.000      12/01/27           659,119
 2,000   Michigan St Strategic Fd Res Recovery
         Ltd Oblig Rev Central Wayne Energy
         Rec Ser A............................   7.000      07/01/27         2,056,040
 4,000   Michigan St Strategic Fd Solid Waste
         Disp Rev Genesee Pwr Station Proj....   7.500      01/01/21         4,282,400
   500   Oakland Cnty, MI Econ Dev Corp Ltd
         Oblig Rev Pontiac Osteopathic Hosp
         Proj (Prerefunded @ 01/01/00)........   9.625      01/01/20           527,750
                                                                        --------------
                                                                            29,682,357
                                                                        --------------

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         MINNESOTA  3.2%
$1,020   Austin, MN Multi-Family Rev Hsg
         Cedars of Austin Proj Rfdg...........   7.500%     04/01/17    $    1,069,184
 2,000   Austin, MN Multi-Family Rev Hsg
         Cedars of Austin Proj Rfdg...........   7.500      04/01/18         2,096,440
 3,400   Bloomington, MN Hsg & Redev Auth Sr
         Summerhouse Bloomington Proj.........   6.125      05/01/35         3,372,936
 1,955   Brooklyn Cent MN Multi-Family Hsg Rev
         Four Courts Apts Proj Ser A Rfdg.....   7.400      12/01/15         2,038,733
 1,220   Brooklyn Cent MN Multi-Family Hsg Rev
         Four Courts Apts Proj Ser A Rfdg.....   7.500      06/01/25         1,272,057
 1,460   Cambridge, MN Hsg & Hlth Care Fac Rev
         Grandview West Proj Ser A............   6.000      10/01/28         1,438,071
 1,495   Cambridge, MN Hsg & Hlth Care Fac Rev
         Grandview West Proj Ser B............   6.000      10/01/33         1,450,479
   750   Chisago City, MN Hlth Fac Rev Part
         Pleasant Heights Proj Ser A Rfdg.....   7.300      07/01/25           808,350
 3,000   Columbia Heights, MN Multi-Family
         Crest View Corp Proj.................   6.000      03/01/33         3,024,030
 2,700   Dakota Cnty, MN Hsg & Redev..........   6.250      05/01/29         2,688,957
   830   Little Canada, MN Fac Rev Hsg Alt Dev
         Co Proj Ser A........................   6.100      12/01/17           838,209
 1,450   Little Canada, MN Fac Rev Hsg Alt Dev
         Co Proj Ser A........................   6.250      12/01/27         1,464,254
 1,200   Maplewood, MN Hlthcare Fac Rev VOA
         Care Cent Proj.......................   7.450      10/01/16         1,293,600
 1,000   Marshall, MN Med Cent Gross Rev
         Weiner Mem Med Cent Proj.............   6.000      11/01/28           995,830
 1,950   Minneapolis, MN Hlthcare Fac Rev
         Ebenezer Society Proj Ser A..........   7.200      07/01/23         2,026,518
 1,000   Minneapolis, MN Hlthcare Fac Rev
         Saint Olaf Residence Inc Proj........   7.100      10/01/23         1,040,650
   350   Minneapolis, MN Multi-Family Rev Hsg
         Belmont Apts Proj....................   7.250      11/01/16           364,259
 1,320   Minneapolis, MN Multi-Family Rev Hsg
         Belmont Apts Proj (a)................   7.625      11/01/27         1,375,202

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         MINNESOTA (CONTINUED)
$2,250   Minneapolis, MN Rev Walker Methodist
         Sr Svcs Ser A........................   6.000%     11/15/28    $    2,257,335
 3,040   New Brighton, MN Rental Hsg Rev
         Polynesian Vlg Apts Proj Ser A
         Rfdg.................................   7.500      10/01/17         3,199,327
   760   New Hope, MN Multi-Family Rev Hsg
         Broadway Lanel Proj..................   7.750      09/01/07           791,874
 2,320   New Hope, MN Multi-Family Rev Hsg
         Broadway Lanel Proj..................   7.750      09/01/07         2,408,253
   785   North Saint Paul, MN Multi-Family Rev
         Hsg Cottages North Saint Paul Rfdg...   9.000      02/01/09           838,466
 2,220   North Saint Paul, MN Multi-Family Rev
         Hsg Cottages North Saint Paul Rfdg...   9.250      02/01/22         2,369,517
 2,255   Northfield, MN Hlthcare Facs Rev
         Three Links Care Cent Proj...........   5.875      04/01/29         2,242,214
   500   Shoreview, MN Sr Hsg Rev Shoreview Sr
         Residence Proj.......................   7.250      02/01/26           510,230
 2,000   Spring Lake Park, MN Multi-Family Hsg
         Cottages Spring Lake Rfdg (LOC: Zapp
         Natl Bank St Cloud)..................   8.375      01/01/22         2,052,900
 1,500   Winona, MN Hsg Rev Saint Anne Hospice
         Inc..................................   6.750      07/01/27         1,530,570
                                                                        --------------
                                                                            46,858,445
                                                                        --------------
         MISSISSIPPI  0.8%
 5,500   Claiborne Cnty, MS Pollutn Ctl Rev
         Middle South Energy Inc Ser B (a)....   8.250      06/01/14         5,678,530
   950   Lowndes Cnty, MS Hosp Rev Golden
         Triangle Med Cent Rfdg...............   8.500      02/01/10           991,430
 2,300   Mississippi Dev Bank Spl Oblig
         Diamond Lakes Utils Ser A Rfdg.......   6.250      12/01/17         2,355,315
 2,830   Ridgeland, MS Urban Renewal Rev the
         Orchard Ltd Proj Ser A Rfdg..........   7.750      12/01/15         3,047,825
                                                                        --------------
                                                                            12,073,100
                                                                        --------------

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         MISSOURI  2.1%
$1,500   Chesterfield, MO Indl Dev Auth Rev
         Saint Andrews Episcopal-Presbyterian
         Ser A (Prerefunded @ 12/01/00).......   8.500%     12/01/19    $    1,663,365
 2,755   Ellisville, MO Indl Dev Auth Rev Rfdg
         & Impt Gambrill Gardens Proj.........   6.200      06/01/29         2,740,123
 1,000   Ferguson, MO Tax Increment Rev
         Crossings at Halls Ferry Proj........   7.250      04/01/07         1,008,650
 2,000   Ferguson, MO Tax Increment Rev
         Crossings at Halls Ferry Proj........   7.625      04/01/17         2,030,080
 1,000   Ferguson, MO Tax Increment Rev
         Crossings at Halls Ferry Proj........   7.625      04/01/18         1,015,040
 3,610   Good Shepherd Nursing Home Dist MO
         Nursing Home Fac Rev Rfdg............   5.900      08/15/23         3,579,748
 2,705   Jefferson Cnty, MO Indl Dev Auth Indl
         Rev Cedars Hlthcare Cent Proj Ser A
         Rfdg.................................   8.250      12/01/15         2,984,102
 3,000   Kansas City, MO Multi-Family Hsg Rev
         Vlg Green Apts Proj..................   6.250      04/01/30         3,020,820
 1,075   Missouri St Hlth & Edl Fac Bethesda
         Hlth Group Inc Proj Ser A Rfdg.......   7.500      08/15/12         1,195,669
 3,000   Perry Cnty, MO Nursing Home Rev
         Rfdg.................................   5.900      03/01/28         2,883,450
 1,695   Saint Louis, MO Tax Increment Rev
         Scullin Redev Area Ser A.............  10.000      08/01/10         2,118,784
 3,325   Saline Cnty, MO Indl Dev Auth Hlth
         Facs Rev John Fitzgibbon Mem Hosp
         Inc..................................   6.500      12/01/28         3,235,757
 3,600   Valley Park, MO Indl Dev Auth Sr Hsg
         Rev Cape Albeon Proj.................   6.150      12/01/33         3,539,268
                                                                        --------------
                                                                            31,014,856
                                                                        --------------
         MONTANA  0.3%
 3,825   Montana St Brd Invt Res Recovery Rev
         Yellowstone Energy L P Proj..........   7.000      12/31/19         3,734,768
                                                                        --------------
         NEVADA  0.8%
 1,500   Boulder City, NV Hosp Rev Boulder
         City Hosp Inc Proj Rfdg..............   5.850      01/01/22         1,453,710
 3,075   Clark Cnty, NV Assisted Living
         Homestead Boulder City Proj..........   6.500      12/01/27         3,145,448

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         NEVADA (CONTINUED)
$1,490   Henderson, NV Loc Impt Dist No
         T-10.................................   7.500%     08/01/15    $    1,537,501
   985   Las Vegas, NV Spl Impt Dist No 505
         Elkhorn Springs......................   8.000      09/15/13         1,023,642
 1,210   Nevada St Dept Commerce Hlth Fac Rev
         Washoe Convalescent Cent Proj Rfdg...   8.125      06/01/03         1,257,166
 3,000   Washoe Cnty, NV Impt Bonds Spl Assmt
         Dist No 23...........................   6.500      11/01/17         3,071,580
                                                                        --------------
                                                                            11,489,047
                                                                        --------------
         NEW HAMPSHIRE  2.8%
   435   New Hampshire Higher Edl & Hlth Fac
         Auth Rev Colby-Sawyer College
         Issue................................   7.200      06/01/12           469,813
 2,565   New Hampshire Higher Edl & Hlth Fac
         Auth Rev Colby-Sawyer College
         Issue................................   7.500      06/01/26         2,799,595
 4,965   New Hampshire Higher Edl & Hlth Fac
         Auth Rev Daniel Webster College Issue
         Rfdg.................................   7.625      07/01/16         5,781,246
 1,035   New Hampshire Higher Edl & Hlth Fac
         Auth Rev First Mtg Odd Fellows Home
         Rfdg.................................   8.000      06/01/04         1,099,781
 2,000   New Hampshire Higher Edl & Hlth Fac
         Auth Rev First Mtg Odd Fellows Home
         Rfdg.................................   9.000      06/01/14         2,394,120
 1,000   New Hampshire Higher Edl & Hlth Fac
         Auth Rev Havenwood-Heritage
         Heights..............................   7.350      01/01/18         1,087,220
 4,825   New Hampshire Higher Edl & Hlth Fac
         Auth Rev Havenwood-Heritage
         Heights..............................   7.450      01/01/25         5,230,541
 2,330   New Hampshire Higher Edl & Hlth Fac
         Auth Rev Hlthcare Visiting Nurse
         (d)..................................   7.250      09/01/23         2,441,490
 1,390   New Hampshire Higher Edl & Hlth Fac
         Auth Rev Monadock Cmnty Hosp Issue
         (Prerefunded @ 10/01/00).............   9.125      10/01/20         1,516,407
 2,000   New Hampshire Higher Edl & Hlth Fac
         Auth Rev New London Hosp Assn Proj...   7.500      06/01/05         2,223,880
 3,355   New Hampshire Higher Edl & Hlth Fac
         Auth Rev Vly Regl Hosp (d)...........   7.350      04/01/23         3,381,538
 2,000   New Hampshire Higher Edl & Hlth Facs
         Auth Rev.............................   6.125      03/01/19         1,980,560

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         NEW HAMPSHIRE (CONTINUED)
$4,845   New Hampshire Higher Edl & Hlth Facs
         Auth Rev.............................   6.300%     07/01/29    $    4,758,129
 3,860   New Hampshire St Business Fin Auth
         Elec Fac Rev Plymouth Cogeneration...   7.750      06/01/14         4,094,649
 1,340   New Hampshire St Hsg Fin Auth Single
         Family Rev...........................   5.900      07/01/28         1,390,143
                                                                        --------------
                                                                            40,649,112
                                                                        --------------
         NEW JERSEY  4.7%
 4,990   Camden Cnty, NJ Impt Auth Lease Rev
         Dockside Refrig (a)..................   8.400      04/01/24         5,528,770
 4,500   Camden Cnty, NJ Impt Auth Lease Rev
         Kaighn PT Marine Term Ser A (a)......   8.000      06/01/27         4,990,230
 1,000   New Jersey Econ Dev Auth Econ Dev
         Rev..................................   6.375      04/01/18         1,033,900
 4,000   New Jersey Econ Dev Auth Econ Dev
         Rev..................................   6.375      04/01/31         4,116,280
   500   New Jersey Econ Dev Auth Econ Dev Rev
         Green Acres Manor Inc Ser A Rfdg.....   8.000      01/01/09           523,910
 1,000   New Jersey Econ Dev Auth Econ Dev Rev
         Green Acres Manor Inc Ser A Rfdg.....   8.250      01/01/17         1,051,550
   500   New Jersey Econ Dev Auth Econ Dev Rev
         Zirbser Greenbriar Inc Ser A Rfdg....   7.375      07/15/03           525,705
   915   New Jersey Econ Dev Auth Econ Dev Rev
         Zirbser Greenbriar Inc Ser A Rfdg....   7.750      07/15/08           969,626
   250   New Jersey Econ Dev Auth First Mtg
         Cranes Mill Ser A....................   7.000      02/01/10           266,253
 1,500   New Jersey Econ Dev Auth First Mtg
         Cranes Mill Ser A....................   7.375      02/01/17         1,637,940
 3,500   New Jersey Econ Dev Auth First Mtg
         Cranes Mill Ser A....................   7.500      02/01/27         3,825,780
   750   New Jersey Econ Dev Auth First Mtg
         Delaire Nursing Ser A Rfdg
         (Prerefunded @ 11/01/99).............   8.750      11/01/10           796,170
   500   New Jersey Econ Dev Auth First Mtg
         Gross Rev Burnt Tavern Convalescent
         Ser A Rfdg...........................   9.000      11/15/13           542,330
 2,250   New Jersey Econ Dev Auth First Mtg
         Gross Rev Franciscan Oaks Proj Ser A
         (Prerefunded @ 10/01/02).............   8.500      10/01/23         2,610,315

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         NEW JERSEY (CONTINUED)
$  840   New Jersey Econ Dev Auth First Mtg
         Gross Rev Stone Arch Nursing Home
         Proj Rfdg............................   8.750%     12/01/10    $      914,466
 1,000   New Jersey Econ Dev Auth First Mtg
         Gross Rev The Evergreens (Prerefunded
         @ 10/01/02)..........................   9.250      10/01/22         1,183,730
 1,000   New Jersey Econ Dev Auth Holt Hauling
         & Warehsg Rev Ser G Rfdg.............   8.400      12/15/15         1,077,370
 3,000   New Jersey Econ Dev Auth Meridian
         Assisted Living Rev Proj.............   6.750      08/01/30         2,995,740
 1,945   New Jersey Econ Dev Auth Rev Kullman
         Assoc Proj Ser A.....................   6.125      06/01/18         1,911,157
   500   New Jersey Econ Dev Auth Rev First
         Mtg Fellowship Vlg Proj Ser A
         (Prerefunded @ 01/01/05).............   8.500      01/01/10           611,805
 1,000   New Jersey Econ Dev Auth Rev First
         Mtg Fellowship Vlg Proj Ser A
         (Prerefunded @ 01/01/05).............   9.250      01/01/25         1,259,410
   975   New Jersey Econ Dev Auth Rev First
         Mtg Millhouse Proj Ser A.............   8.250      04/01/10         1,092,887
 2,060   New Jersey Econ Dev Auth Rev First
         Mtg Millhouse Proj Ser A.............   8.500      04/01/16         2,323,227
 1,860   New Jersey Econ Dev Auth Rev First
         Mtg Winchester Gardens Ser A.........   7.500      11/01/05         1,982,369
 1,000   New Jersey Econ Dev Auth Rev First
         Mtg Winchester Gardens Ser A.........   8.500      11/01/16         1,142,060
 1,500   New Jersey Econ Dev Auth Rev First
         Mtg Winchester Gardens Ser A.........   8.625      11/01/25         1,719,255
   855   New Jersey Econ Dev Auth Rev Sr Mtg
         Arbor Glen Proj Ser A................   8.000      05/15/02           936,148
   750   New Jersey Econ Dev Auth Rev Sr Mtg
         Arbor Glen Proj Ser A................   8.000      05/15/04           864,585
 2,000   New Jersey Econ Dev Auth Rev Sr Mtg
         Arbor Glen Proj Ser A (Prerefunded @
         05/15/06)............................   8.000      05/15/12         2,466,180
 2,560   New Jersey Econ Dev Auth Rev Sr Mtg
         Arbor Glen Proj Ser A (Prerefunded @
         05/15/06)............................   8.750      05/15/26         3,261,261
 4,500   New Jersey Econ Dev Auth Rev Sr Mtg
         Arbor Glen Proj Ser A Rfdg...........   6.000      05/15/28         4,436,010

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         NEW JERSEY (CONTINUED)
$2,500   New Jersey Hlthcare Fac Fin Auth Rev
         Care Institute Inc Cherry Hill
         Proj.................................   7.750%     07/01/10    $    2,632,175
 3,400   New Jersey Hlthcare Fac Fin Auth Rev
         Raritan Bay Med Cent Issue Rfdg......   7.250      07/01/14         3,496,186
   950   New Jersey St Edl Fac Auth Rev
         Caldwell College Ser A...............   7.250      07/01/25         1,022,276
 4,000   New Jersey St Edl Fac Auth Rev
         Felician College of Lodi Ser D.......   7.375      11/01/22         4,331,240
                                                                        --------------
                                                                            70,078,296
                                                                        --------------
         NEW MEXICO  1.3%
 4,460   Albuquerque, NM Retirement Fac Rev La
         Vida Liena Proj Ser A Rfdg
         (Prerefunded @ 02/01/03).............   8.850      02/01/23         5,234,747
 5,000   Albuquerque, NM Retirement Fac Rev La
         Vida Liena Proj Ser B Rfdg...........   6.600      12/15/28         4,916,850
 3,000   Bernalillo Cnty, NM Multi-Family Hsg
         Brentwood Gardens Apt B 1............   6.600      10/15/28         3,014,100
 1,590   Bernalillo Cnty, NM Multi-Family Rev
         Hsg Sr Solar Villas Apts Ser F.......   7.250      10/15/22         1,631,308
 2,920   RHA Hsg Dev Corp NM Multi-Family Rev
         Mtg Woodleaf Apts Proj Ser A Rfdg....   7.125      12/15/27         2,966,311
   670   Santa Fe, NM Indl Rev Casa Real
         Nursing Home Rfdg....................   9.750      01/01/13           714,890
                                                                        --------------
                                                                            18,478,206
                                                                        --------------
         NEW YORK  3.0%
 1,340   Brookhaven, NY Indl Dev Agy Sr
         Residential Hsg Rev Woodcrest Estates
         Fac Ser A............................   6.250      12/01/23         1,330,191
 2,000   Brookhaven, NY Indl Dev Agy Sr
         Residential Hsg Rev Woodcrest Estates
         Fac Ser A............................   6.375      12/01/37         1,983,240
 2,000   Castle Rest Residential Hlthcare Fac
         NY Rev Hlthcare Fac Ser B............   8.000      08/01/10         2,059,920
 1,210   Clifton Springs, NY Hosp & Clinic Ser
         A Rfdg & Impt........................   7.650      01/01/12         1,356,712
 4,800   Islip, NY Cmnty Dev Agy Cmnty Dev Rev
         NY Institute of Technology Rfdg
         (a)..................................   7.500      03/01/26         5,241,312

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         NEW YORK (CONTINUED)
$1,500   Monroe Cnty, NY Indl Dev Agy Rev Indl
         Dev Empire Sports Proj Ser A.........   6.250%     03/01/28    $    1,483,830
 3,500   New York City Indl Dev Agy Civic Fac
         Rev Cmnty Res Developmentally
         Disabled.............................   7.500      08/01/26         3,772,895
 4,020   New York City Indl Dev Agy Civic Fac
         Rev Our Lady of Mercy Med Cent Pkg
         Corp Proj............................   8.500      12/30/22         4,477,637
 2,500   New York City Indl Dev Agy Rev Solid
         Waste Disposal Visy Paper Proj.......   7.800      01/01/16         2,743,700
   535   New York St Energy Resh & Dev Auth
         Electric Facs Rev....................   7.150      12/01/20           576,719
 2,750   Newark-Wayne Cmnty Hosp Inc NY Hosp
         Rev Ser A............................   7.600      09/01/15         2,939,502
 1,900   North Syracuse, NY Hsg Auth Rev Janus
         Park Proj............................   8.000      06/01/14         1,993,632
 1,250   Oneida Cnty, NY Indl Dev Agy Civic
         Fac Saint Elizabeth Med Ser A........   5.875      12/01/29         1,228,238
   650   Onondaga Cnty, NY Indl Dev Agy Civic
         Fac Rev Iroquois Nursing Home Ser
         B....................................   7.000      02/01/09           648,200
 2,000   Onondaga Cnty, NY Indl Dev Agy Solid
         Waste Disposal Fac Rev Solvay
         Paperboard Proj Rfdg.................   7.000      11/01/30         2,080,600
   675   Oswego Cnty, NY Indl Dev Agy Civic
         Fac Rev..............................   7.000      02/01/12           673,225
 1,500   Peekskill, NY Indl Dev Agy Sr Drum
         Hill Sr Living Proj..................   6.375      10/01/28         1,483,155
 1,275   Rensselaer Cnty, NY Indl Dev Agy East
         Greenbush Cntr Proj Rfdg Ser A (d)...   7.000      02/01/11         1,257,175
 1,480   Rensselaer Cnty, NY Indl Dev Agy East
         Greenbush Cntr Proj Rfdg Ser B (d)...   7.000      02/01/11         1,464,771
 2,300   Rockland Cnty, NY Indl Dev Agy Civic
         Fac Rev Dominican College Proj (d)...   6.250      05/01/28         2,306,187
 3,100   Suffolk Cnty, NY Indl Dev Agy Indl
         Dev Rev Spellman High Voltage Fac Ser
         A....................................   6.375      12/01/17         3,082,020
   400   Syracuse, NY Hsg Auth Rev Sub Proj
         Loretto Rest Ser B...................   7.500      08/01/10           407,136
                                                                        --------------
                                                                            44,589,997
                                                                        --------------

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         NORTH DAKOTA  0.5%
$2,610   Devils Lake, ND Hlthcare Facs Rev &
         Impt Lk Reg Lutheran Rfdg............   6.100%     10/01/23    $    2,561,089
 2,000   Grand Forks, ND Sr Hsg Rev Spl Term
         4000 Vly Square Proj.................   6.375      12/01/34         2,044,060
 3,000   Grand Forks, ND Sr Hsg Rev Spl Term
         4000 Vly Square Proj.................   6.250      12/01/34         3,007,830
                                                                        --------------
                                                                             7,612,979
                                                                        --------------
         OHIO  3.3%
 1,500   Athens Cnty, OH Hosp Fac Rev
         O'Bleness Mem Hosp Proj..............   7.100      11/15/23         1,571,355
 1,000   Cuyahoga Cnty, OH Hlthcare Fac Rev
         Jennings Hall........................   7.200      11/15/14         1,071,010
 1,500   Cuyahoga Cnty, OH Hlthcare Fac Rev
         Jennings Hall........................   7.300      11/15/23         1,614,435
 2,500   Cuyahoga Cnty, OH Hlthcare Fac Rev
         Judson Retirement Cmnty Ser A Rfdg...   7.250      11/15/13         2,694,350
 3,000   Cuyahoga Cnty, OH Hlthcare Fac Rev
         Judson Retirement Cmnty Ser A Rfdg...   7.250      11/15/18         3,233,220
 1,195   Cuyahoga Cnty, OH Multi-Family Rev
         Hsg Mtg Colonnade Apts Ser A Rfdg....   7.500      12/01/17         1,210,595
 2,305   Cuyahoga Cnty, OH Multi-Family Rev
         Hsg Mtg Colonnade Apts Ser A Rfdg....   7.750      12/01/28         2,334,712
 2,500   Cuyahoga Cnty, OH Multi-Family Rev
         Hsg Park Lane Apts Proj Ser A........   8.250      07/01/28         2,575,000
   255   Dayton, OH Spl Facs Rev Afco Cargo
         Day LLC Proj.........................   6.000      04/01/09           255,163
 3,000   Dayton, OH Spl Facs Rev Afco Cargo
         Day LLC Proj.........................   6.300      04/01/22         3,002,310
   295   Fairfield, OH Econ Dev Rev Beverly
         Enterprises Inc Proj Rfdg............   8.500      01/01/03           312,700
 2,210   Hamilton Cnty, OH Multi-Family Rev
         Hsg Garden Hill Washington Park
         Apts.................................   7.750      10/01/21         2,362,578
 1,530   Harrison, OH Harrison Ave Kmart Proj
         Ser A................................   8.125      12/01/02         1,621,693
 1,000   Madison Cnty, OH Hosp Impt Rev
         Madison Cnty Hosp Proj Rfdg..........   6.250      08/01/18           986,710

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         OHIO (CONTINUED)
$2,465   Madison Cnty, OH Hosp Impt Rev
         Madison Cnty Hosp Proj Rfdg..........   6.400%     08/01/28    $    2,426,324
 4,000   Montgomery Cnty, OH Hlthcare Fac
         Rev..................................   6.250      02/01/22         4,008,840
 1,000   North Canton, OH Hlthcare Facs Rev
         The Waterford at Saint Luke Proj
         (Prerefunded @ 11/15/02).............   8.625      11/15/21         1,162,900
 1,500   North Canton, OH Hlthcare Facs Rev
         The Waterford at Saint Luke Proj.....   5.800      11/15/28         1,438,740
 1,000   Ohio Hsg Fin Agy Retirement Rent Hsg
         Rev Encore Retirement Partners
         Rfdg.................................   6.750      03/01/19           995,540
 3,000   Ohio St Solid Waste Rev CSC Ltd
         Proj.................................   8.500      08/01/22         3,107,790
 2,000   Ohio St Solid Waste Rev Rep
         Engineered Steels Proj...............   8.250      10/01/14         2,082,960
 4,000   Ohio St Solid Waste Rev Rep
         Engineered Steels Proj...............   9.000      06/01/21         4,345,760
 2,000   Ohio St Wtr Dev Auth Pollutn Ctl Fac
         Rev Coll Cleveland Elec Ser A Rfdg...   8.000      10/01/23         2,263,900
 2,000   Ohio St Wtr Dev Auth Pollutn Ctl Fac
         Rev Coll Toledo Edison Ser A Rfdg....   8.000      10/01/23         2,263,900
                                                                        --------------
                                                                            48,942,485
                                                                        --------------
         OKLAHOMA  0.3%
 2,830   Oklahoma Cnty, OK Fin Auth Epworth
         Villa Proj Ser A Rfdg................   7.000      04/01/25         2,913,740
   500   Woodward, OK Muni Auth Hosp Rev......   8.250      11/01/09           557,185
   500   Woodward, OK Muni Auth Hosp Rev
         (Prerefunded @ 11/01/00).............   9.250      11/01/14           548,305
                                                                        --------------
                                                                             4,019,230
                                                                        --------------
         OREGON  0.8%
 1,000   Clatsop Care Cent Hlth Dist OR Rev Sr
         Hsg..................................   6.000      08/01/14           986,300
 4,000   Clatsop Care Cent Hlth Dist OR Rev Sr
         Hsg..................................   6.875      08/01/28         3,930,800
 1,745   Douglas Cnty, OR Hosp Fac Auth Rev
         Elderly Hsg Forest Glen Ser A........   7.500      09/01/27         1,798,816

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         OREGON (CONTINUED)
$4,000   Oregon St Hlth Hsg Edl & Cultural
         Facs Auth............................   7.250%     06/01/28    $    4,054,400
 1,500   Salem, OR Hosp Fac Auth Rev Cap Manor
         Inc..................................   7.500      12/01/24         1,614,165
                                                                        --------------
                                                                            12,384,481
                                                                        --------------
         PENNSYLVANIA  11.1%
 2,000   Allegheny Cnty, PA Hosp Dev Hlthcare
         Facs Villa Saint Joseph..............   6.000      08/15/28         1,938,240
 1,945   Allegheny Cnty, PA Hosp Dev Auth Rev
         Hlth Fac Allegheny Vly Sch...........   7.500      02/01/10         2,099,939
 3,120   Allegheny Cnty, PA Hosp Dev Auth Rev
         Hlth Fac Allegheny Vly Sch...........   7.875      02/01/20         3,423,919
 7,000   Beaver Cnty, PA Indl Dev Auth Pollutn
         Ctl Rev Coll Toledo Edison Co Proj
         Rfdg (a).............................   7.625      05/01/20         7,903,420
 4,000   Beaver Cnty, PA Indl Dev Auth Pollutn
         Ctl Rev Coll Toledo Edison Co Proj
         Ser A Rfdg...........................   7.750      05/01/20         4,574,120
 1,100   Beaver Cnty, PA Indl Dev Auth Pollutn
         Ctl Rev Coll Toledo Edison Co Proj
         Ser A Rfdg...........................   7.750      09/01/24         1,133,715
 2,500   Berks Cnty, PA Muni Auth Rev Phoebe
         Berks Vlg Inc Proj Rfdg (Prerefunded
         @ 05/15/02)..........................   8.250      05/15/22         2,832,575
 1,000   Bucks Cnty, PA Indl Dev Auth Rev
         First Mtg Hlthcare Fac Chandler......   6.100      05/01/14           990,010
 2,500   Bucks Cnty, PA Indl Dev Auth Rev
         First Mtg Hlthcare Fac Chandler......   6.300      05/01/29         2,465,400
 1,000   Chartiers Vly, PA Indl & Coml Dev
         Auth First Mtg Rev...................   7.250      12/01/11         1,025,140
 2,000   Chartiers Vly, PA Indl & Coml Dev
         Auth First Mtg Rev...................   7.400      12/01/15         2,147,840
 4,480   Clarion Cnty, PA Hosp Auth Hosp Rev
         Clarion Hosp Proj (Prerefunded @
         07/01/99)............................   8.100      07/01/12         4,587,923
 1,000   Clarion Cnty, PA Hosp Auth Hosp Rev
         Clarion Hosp Proj (Prerefunded @
         07/01/01)............................   8.500      07/01/21         1,109,500
 3,500   Cliff House Ctfs Trust Var Sts
         Variable Ctfs Partn Ser A............   6.625      06/01/27         3,500,000
 1,000   Cumberland Cnty, PA Indl Dev Auth Rev
         First Mtg Woods Cedar Run Ser A
         Rfdg.................................   6.500      11/01/18           982,640

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         PENNSYLVANIA (CONTINUED)
$3,250   Cumberland Cnty, PA Indl Dev Auth Rev
         First Mtg Woods Cedar Run Ser A
         Rfdg.................................   6.500%     11/01/28    $    3,114,507
 3,000   Dauphin Cnty, PA Genl Auth Rev Hotel
         & Conf Cent Hyatt Regency............   6.200      01/01/29         3,021,720
 5,000   Dauphin Cnty, PA Genl Auth Rev Office
         & Pkg Riverfront Office (a)..........   6.000      01/01/25         4,964,100
 4,000   Dauphin Cnty, PA Genl Auth Rev Office
         & Pkg Forum Place Ser A..............   6.000      01/15/25         3,977,400
   870   Delaware Cnty, PA Auth Rev First Mtg
         Riddle Vlg Proj (Prerefunded @
         06/01/02)............................   8.750      06/01/10           999,065
 2,800   Delaware Cnty, PA Auth Rev First Mtg
         Riddle Vlg Proj (Prerefunded @
         06/01/02)............................   9.250      06/01/22         3,253,600
 2,500   Delaware Cnty, PA Auth Rev First Mtg
         Riddle Vlg Proj Rfdg.................   7.000      06/01/26         2,594,325
 2,100   Delaware Cnty, PA Auth Rev White
         Horse Vlg Ser A Rfdg.................   7.500      07/01/18         2,271,738
 3,500   Grove City, PA Area Hosp Auth Hlth
         Facs Rev.............................   6.625      08/15/29         3,456,775
 2,000   Harrisburg, PA Auth Office & Pkg Rev
         Ser A................................   6.000      05/01/19         1,998,740
 1,250   Lebanon Cnty, PA Hlth Fac Auth Hlth
         Cent Rev United Church of Christ
         Homes Rfdg...........................   7.250      10/01/19         1,255,012
   250   Lehigh Cnty, PA Genl Purp Auth Rev
         First Mtg Bible Fellowship Proj......   7.150      12/15/08           284,205
 3,000   Lehigh Cnty, PA Genl Purp Auth Rev
         First Mtg Bible Fellowship Proj......   6.000      12/15/23         2,928,420
 2,315   Lehigh Cnty, PA Genl Purp Auth Rev
         First Mtg Bible Fellowship Proj......   8.000      12/15/23         2,725,542
 4,000   Lehigh Cnty, PA Genl Purp Auth Rev
         Kidspeace Oblig Group................   6.000      11/01/23         3,959,840
 1,790   Lehigh Cnty, PA Indl Dev Auth Hlth
         Fac Rev Lifepath Inc Proj............   6.100      06/01/18         1,704,062
 3,000   Lehigh Cnty, PA Indl Dev Auth Hlth
         Fac Rev Lifepath Inc Proj............   6.300      06/01/28         2,830,950
 4,710   Lehigh Cnty, PA Indl Dev Auth Rev
         Rfdg.................................   8.000      08/01/12         4,993,919
 3,000   Luzerne Cnty, PA Indl Dev Auth Exmp
         Fac Rev PA Gas & Wtr Co Proj Ser A
         Rfdg.................................   7.200      10/01/17         3,287,910

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         PENNSYLVANIA (CONTINUED)
$1,870   Luzerne Cnty, PA Indl Dev Auth First
         Mtg Gross Rev Rfdg...................   7.875%     12/01/13    $    2,025,322
   500   Montgomery Cnty, PA Higher Edl & Hlth
         Auth Rev Retirement Cmnty GDL Farms
         Ser A (Prerefunded @ 01/01/00).......   9.500      01/01/20           527,395
 3,645   Montgomery Cnty, PA Indl Dev Auth Rev
         Assisted Living Ser A (Prerefunded @
         05/01/03)............................   8.250      05/01/23         4,152,858
   684   Montgomery Cnty, PA Indl Dev Auth Rev
         First Mtg The Meadowood Corp Proj Ser
         A....................................   9.250      12/01/00           722,974
 2,000   Montgomery Cnty, PA Indl Dev Auth Rev
         First Mtg The Meadowood Corp Proj Ser
         A....................................   6.000      12/01/10         2,057,940
   500   Montgomery Cnty, PA Indl Dev Auth Rev
         First Mtg The Meadowood Corp Proj Ser
         A....................................   7.000      12/01/10           529,185
 1,500   Montgomery Cnty, PA Indl Dev Auth Rev
         First Mtg The Meadowood Corp Proj Ser
         A....................................   7.250      12/01/15         1,601,895
 2,000   Montgomery Cnty, PA Indl Dev Auth Rev
         First Mtg The Meadowood Corp Proj Ser
         A....................................   6.250      12/01/17         2,064,340
 2,025   Montgomery Cnty, PA Indl Dev Auth Rev
         First Mtg The Meadowood Corp Proj Ser
         A (Prerefunded @ 12/01/00)...........  10.000      12/01/19         2,249,937
 2,500   Montgomery Cnty, PA Indl Dev Auth Rev
         First Mtg The Meadowood Corp Proj Ser
         A (Prerefunded @ 12/01/00)...........  10.250      12/01/20         2,786,600
 4,000   Montgomery Cnty, PA Indl Dev Auth Rev
         First Mtg The Meadowood Corp Proj Ser
         A....................................   7.400      12/01/20         4,275,520
 3,595   Montgomery Cnty, PA Indl Dev Auth Rev
         Hlthcare Adv Geriatric Ser A.........   8.375      07/01/23         3,844,601
   770   Montgomery Cnty, PA Indl Dev Auth Rev
         Pennsburg Nursing & Rehab Cent
         (Prerefunded @ 03/31/04).............   7.625      07/01/18           895,980
 2,660   Montgomery Cnty, PA Indl Dev Auth Rev
         Wordsworth Academy...................   7.750      09/01/14         2,897,086
 1,955   Montgomery Cnty, PA Indl Dev Auth Rev
         Wordsworth Academy...................   7.750      09/01/24         2,140,588
 2,200   Montgomery Cnty, PA Indl Rev GDL
         Farms Corp Proj Rfdg.................   6.500      01/01/20         2,223,870

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         PENNSYLVANIA (CONTINUED)
$  400   Philadelphia, PA Auth for Indl Dev
         Hlthcare Fac Rev.....................   5.750%     05/15/18    $      387,700
 1,000   Philadelphia, PA Auth for Indl Dev
         Rev First Mtg Crime Prevention
         Assn.................................   6.125      04/01/19           993,660
 4,000   Philadelphia, PA Auth for Indl Dev
         Rev Coml RMK Rfdg....................   7.750      12/01/17         4,435,680
 2,000   Philadelphia, PA Auth for Indl Dev
         Rev Long-Term Care Maplewood.........   8.000      01/01/14         2,190,640
 5,835   Philadelphia, PA Auth for Indl Dev
         Rev Long-Term Care Maplewood (a).....   8.000      01/01/24         6,377,772
 1,500   Philadelphia, PA Hosp & Higher Edl
         Fac Auth Hosp Rev (e)................   7.000      07/01/05           570,000
 1,000   Philadelphia, PA Hosp & Higher Edl
         Fac Auth Hosp Rev (e)................   7.250      07/01/18           380,000
   900   Philadelphia, PA Hosp & Higher Edl
         Fac Auth Hosp Rev....................   6.500      07/01/23           919,062
 1,830   Philadelphia, PA Hosp & Higher Edl
         Fac Auth Hosp Rev....................   7.250      03/01/24         1,908,928
 1,180   Philadelphia, PA Hosp & Higher Edl
         Fac Auth Hosp Rev....................   6.500      07/01/27         1,231,896
 1,465   Scranton Lackawanna, PA Hlth &
         Welfare Auth Rev Rfdg................   7.250      01/15/17         1,571,842
 3,100   Scranton Lackawanna, PA Hlth &
         Welfare Auth Rev Rfdg................   7.350      01/15/22         3,346,822
 3,000   Somerset Cnty, PA Hosp Auth Rev
         Somerset Cmnty Hosp Proj (Prerefunded
         @ 03/01/02)..........................   7.500      03/01/17         3,275,070
 2,400   Southern Chester Cnty, PA Hlth &
         Higher Ed Auth Mtg Rev...............   6.300      06/01/10         2,436,360
   250   Warren Cnty, PA Indl Dev Auth Beverly
         Enterprises Rfdg.....................   9.000      11/01/12           273,143
 2,200   Washington Cnty, PA Hosp Auth Rev
         Canonsburg Genl Hosp Rfdg............   7.350      06/01/13         2,233,000

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         PENNSYLVANIA (CONTINUED)
$2,500   Westmoreland Cnty, PA Indl Dev Auth
         Rev Hlthcare Facs Redstone Rfdg......   5.850%     11/15/29    $    2,393,925
                                                                        --------------
                                                                           164,257,802
                                                                        --------------
         SOUTH CAROLINA  0.7%
   710   Charleston Cnty, SC Hlth Fac Rev
         First Mtg Episcopal Proj Rfdg
         (Prerefunded @ 04/01/01).............   9.750      04/01/16           796,663
 3,500   Charleston Cnty, SC Indl Rev Zeigler
         Coal Hldg............................   6.950      08/10/28         3,544,275
   750   South Carolina Jobs Econ Dev Auth
         Hlth Fac Rev First Mtg Lutheran Homes
         SC Proj (Prerefunded @ 10/01/02).....   8.000      10/01/22           860,955
 5,095   South Carolina St Hsg Fin & Dev Auth
         Multi-Family Rev.....................   6.750      05/01/28         5,173,259
                                                                        --------------
                                                                            10,375,152
                                                                        --------------
         SOUTH DAKOTA  0.3%
 2,500   Mobridge, SD Hlthcare Facs Rev
         Mobridge Regl Hosp Proj..............   6.500      12/01/22         2,495,500
 1,000   South Dakota St Hlth & Edl Fac Auth
         Rev Huron Regl Med Cent..............   7.250      04/01/20         1,099,450
 1,600   Winner, SD Econ Dev Rev Winner Regl
         Hlthcare Cent Rfdg...................   6.000      04/01/28         1,538,432
                                                                        --------------
                                                                             5,133,382
                                                                        --------------
         TENNESSEE  0.9%
 4,000   Shelby Cnty, TN Hlth Edl & Hsg
         Hlthcare Fac Kirby Pines Ser A.......   6.375      11/15/25         4,043,960
 3,250   Springfield, TN Hlth & Edl Fac Brd
         Hosp Rev Jesse Holman Jones Hosp Proj
         (Prerefunded @ 04/01/06).............   8.250      04/01/12         3,966,982
 2,155   Sweetwater, TN Indl Dev Brd Mtg Rev
         Wood Presbyterian Home Proj..........   7.500      01/01/18         2,151,574
 2,845   Sweetwater, TN Indl Dev Brd Mtg Rev
         Wood Presbyterian Home Proj..........   7.750      01/01/29         2,839,765
                                                                        --------------
                                                                            13,002,281
                                                                        --------------

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         TEXAS  2.7%
$  725   Abia Dev Corp TX Arpt Facs Rev Austin
         Belly Port Dev Proj Ser A............   6.250%     10/01/08    $      720,476
 3,775   Abia Dev Corp TX Arpt Facs Rev Austin
         Belly Port Dev Proj Ser A............   6.500      10/01/23         3,740,874
 2,000   Austin-Bergstorm Landhost Enterprises
         Inc TX Arpt Hotel Sr Ser A...........   6.750      04/01/27         2,013,400
   865   Bell Cnty, TX Hlth Fac Dev Corp Rev
         Hosp Proj............................   9.250      07/01/08           893,588
 4,000   Bell Cnty, TX Indl Dev Corp Solid
         Waste Disposal Rev (a)...............   7.600      12/01/17         3,979,560
   500   Dallas-Fort Worth, TX Intl Arpt Fac
         Impt Corp Rev American Airls Inc.....   7.500      11/01/25           530,770
 1,500   Dallas-Fort Worth, TX Intl Arpt Fac
         Impt Corp Rev American Airls Inc.....   7.250      11/01/30         1,636,740
 1,250   Dallas-Fort Worth, TX Intl Arpt Fac
         Impt Corp Rev Delta Airls Inc........   7.625      11/01/21         1,354,550
 2,665   De Soto, TX Hlth Fac Dev Park Manor
         Sr Care..............................   7.750      12/01/16         2,742,285
   145   Harris Cnty, TX Hsg Fin Corp Single
         Family Hsg Rev 1983 Ser A............  10.125      07/15/03           145,203
   980   Harris Cnty, TX Hsg Fin Corp Single
         Family Hsg Rev 1983 Ser A............  10.375      07/15/14           980,804
 2,500   Lubbock, TX Hlth Facs Dev Corp Rev
         First Mtg Carillon Proj Ser A........   6.500      07/01/19         2,483,200
 3,400   Meadow Parc Dev Inc TX Multi-Family
         Rev Hsg Meadow Parc Apts Proj........   6.500      12/01/30         3,399,966
   750   Montgomery Cnty, TX Hlth Fac Dev Corp
         Hosp Mtg Rev Woodlands Med Cent Proj
         Rfdg (Prerefunded @ 08/15/99)........   8.850      08/15/14           773,385
 3,205   Orange, TX Hsg Dev Corp Multi-Family
         Rev Hsg Vlgs At Pine Hallow..........   8.000      03/01/28         3,271,279
 3,255   Rusk Cnty, TX Hlth Fac Corp Hosp Rev
         Henderson Mem Hosp Proj Rfdg.........   7.750      04/01/13         3,498,767
   500   San Antonio, TX Hlth Fac Dev Corp Rev
         Encore Nursing Cent Partn............   8.250      12/01/19           547,390
 2,000   San Antonio, TX Hsg Fin Corp
         Multi-Family Hsg Rev Beverly Oaks
         Apts Proj Ser A......................   7.750      02/01/27         2,056,660

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         TEXAS (CONTINUED)
$1,965   San Antonio, TX Hsg Fin Corp
         Multi-Family Hsg Rev Marbach Manor
         Apts Proj Ser A......................   8.125%     06/01/27    $    2,038,511
 1,500   Tarrant Cnty, TX Hlth Fac Dev Corp
         Rev Mtg Cumberland Rest Ser A Rfdg...   7.000      08/15/19         1,533,285
 1,401   Texas Genl Svcs Cmty Partn Interests
         Office Bldg & Land Acquisition
         Proj.................................   7.000      08/01/24         1,439,168
                                                                        --------------
                                                                            39,779,861
                                                                        --------------
         UTAH  0.5%
 1,500   Carbon Cnty, UT Solid Waste Disposal
         Rev Rfdg Laidlaw Environmental Ser
         A....................................   7.450      07/01/17         1,628,970
   500   Hildale, UT Elec Rev Gas Turbine Elec
         Fac Proj.............................   7.600      09/01/06           489,990
 1,000   Hildale, UT Elec Rev Gas Turbine Elec
         Fac Proj.............................   7.800      09/01/15           980,990
 1,000   Tooele Cnty, UT Pollutn Ctl Rev Rfdg
         Laidlaw Environmental Ser A..........   7.550      07/01/27         1,091,250
 2,000   Utah St Hsg Fin Agy Rev RHA Cmnty
         Services Proj Ser A..................   6.875      07/01/27         2,108,300
   470   Utah St Hsg Fin Agy Single Family Mtg
         Ser C2...............................   7.950      07/01/20           478,930
                                                                        --------------
                                                                             6,778,430
                                                                        --------------
         VERMONT  0.4%
 3,000   Vermont Edl & Hlth Bldgs Fin Agy Rev
         Hlthcare Fac Copley Manor Proj.......   6.250      04/01/29         2,979,630
   535   Vermont Edl & Hlth Bldgs Fin Agy Rev
         VT Council Dev Mental Hlth Ser A.....   6.000      12/15/09           534,155
 1,030   Vermont Edl & Hlth Bldgs Fin Agy Rev
         VT Council Dev Mental Hlth Ser A.....   6.125      12/15/14         1,027,919
 1,375   Vermont Edl & Hlth Bldgs Fin Agy Rev
         VT Council Dev Mental Hlth Ser A.....   6.250      12/15/19         1,371,796
                                                                        --------------
                                                                             5,913,500
                                                                        --------------
         VIRGINIA  2.6%
 2,955   Alexandria, VA Indl Dev Auth Rev
         Saint Coletta Sch Proj...............   7.750      10/15/26         3,072,254
   235   Alexandria, VA Indl Dev Auth Rev
         Saint Coletta Sch Proj...............   7.750      10/15/26           242,370
 6,600   Alexandria, VA Redev & Hsg Auth 3001
         Park Cent Apts Ser A Rfdg (a)........   6.375      04/01/34         6,580,926

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         VIRGINIA (CONTINUED)
$  565   Covington-Alleghany Cnty, VA Indl Dev
         Auth Beverly Enterprises Inc Proj
         Rfdg.................................   9.375%     09/01/01    $      591,792
 2,000   Dulles Town Cent Cmnty Dev Auth
         Dulles Town Cent Proj................   6.250      03/01/26         2,039,780
 3,000   Fairfax Cnty, VA Redev & Hsg Auth
         Multi-Family Hsg Rev.................   7.600      10/01/36         3,262,260
   370   Greensville Cnty, VA Indl Dev Auth
         Rev Wheeling Steel Proj Ser A........   6.375      04/01/04           369,123
   800   Greensville Cnty, VA Indl Dev Auth
         Rev Wheeling Steel Proj Ser A........   7.000      04/01/14           795,888
 2,750   Hampton, VA Redev & Hsg Auth Rev
         First Mtg Olde Hampton Ser A Rfdg....   6.500      07/01/16         2,770,515
 2,500   Henry Cnty, VA Indl Dev Auth Indl Dev
         Rev 5Bs Inc Proj Ser A...............   7.400      09/01/17         2,530,550
 1,500   Hopewell, VA Indl Dev Auth Res
         Recovery Rev Stone Container Corp
         Proj Rfdg............................   8.250      06/01/16         1,635,900
 1,000   Lexington, VA Indl Dev Auth
         Residential Care Fac Rev.............   6.000      10/01/31           972,120
 6,000   Peninsula Ports Auth VA Rev Port Fac
         Zeigler Coal Rfdg (a)................   6.900      05/02/22         6,073,080
 1,000   Pittsylvania Cnty, VA Indl Dev Auth
         Rev Exempt Fac Ser A.................   7.450      01/01/09         1,087,740
 6,000   Richmond, VA Redev & Hsg Auth
         Multi-Family Rev Ser A Rfdg (Var Rate
         Cpn) (a).............................   7.500      12/15/21         6,115,740
                                                                        --------------
                                                                            38,140,038
                                                                        --------------
         WASHINGTON  0.7%
 1,900   King Cnty, WA Hsg Auth Hsg Rev
         Colonial Gardens Apts Proj...........   6.200      07/01/29         1,897,283
 2,500   Spokane Cnty, WA Indl Dev Corp Solid
         Waste Disp Rev.......................   7.600      03/01/27         2,720,675
   300   Tacoma, WA Hsg Auth Rev Hsg Wedgewood
         Homes Proj (d).......................   6.000      01/01/28           294,630
   500   Tacoma, WA Hsg Auth Rev Hsg Wedgewood
         Homes Proj...........................   6.000      02/01/28           491,025

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         WASHINGTON (CONTINUED)
$1,000   Tacoma, WA Hsg Auth Rev Hsg Wedgewood
         Homes Proj (d).......................   6.000%     03/01/28    $      981,890
 1,680   Tacoma, WA Hsg Auth Rev Hsg Wedgewood
         Homes Proj...........................   6.000      04/01/28         1,649,558
 1,000   Vancouver, WA Hsg Auth Rev Hsg Maple
         Knoll Apts Proj......................   6.000      10/01/17         1,017,620
 1,000   Vancouver, WA Hsg Auth Rev Hsg Maple
         Knoll Apts Proj......................   6.200      10/01/27         1,020,760
                                                                        --------------
                                                                            10,073,441
                                                                        --------------
         WEST VIRGINIA  0.3%
 2,000   Randolph Cnty, WV Bldg Comm Rev
         Crossover Elkins Regl Proj Rfdg......   6.125      07/01/23         1,964,540
   485   Randolph Cnty, WV Bldg Comm Rev Davis
         Mem Hosp Proj Ser A Rfdg & Impt
         (Prerefunded @ 11/01/01).............   7.650      11/01/21           535,445
 2,540   Weirton, WV Pollutn Ctl Rev Weirton
         Steel Proj Rfdg......................   8.625      11/01/14         2,554,554
                                                                        --------------
                                                                             5,054,539
                                                                        --------------
         WISCONSIN  1.2%
   805   Baldwin, WI Hosp Rev Mtg Ser A.......   6.125      12/01/18           801,369
 2,590   Baldwin, WI Hosp Rev Mtg Ser A.......   6.375      12/01/28         2,576,325
 3,000   Oconto Falls, WI Cmnty Dev Oconto
         Falls Tissue Inc Proj................   7.750      12/01/22         3,176,160
   340   Wisconsin Hsg & Econ Dev Auth Home
         Ownership Rev........................   7.550      07/01/26           349,081
 2,000   Wisconsin St Hlth & Edl Fac Auth Rev
         Clement Manor Rfdg...................   5.750      08/15/24         1,900,400
   720   Wisconsin St Hlth & Edl Fac Auth Rev
         Hess Mem Hosp Assn...................   7.200      11/01/05           756,274
 2,000   Wisconsin St Hlth & Edl Fac Auth Rev
         Hess Mem Hosp Assn...................   7.875      11/01/22         2,217,940
 2,500   Wisconsin St Hlth & Edl Fac Auth Rev
         Natl Regency of New Berlin Proj......   8.000      08/15/25         2,787,150

                                               See Notes to Financial Statements

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Par
Amount
(000)                 Description               Coupon      Maturity     Market Value
--------------------------------------------------------------------------------------
         WISCONSIN (CONTINUED)
$3,000   Wisconsin St Hlth & Edl Milwaukee
         Catholic Home Proj...................   7.500%     07/01/26    $    3,255,660
   500   Wisconsin St Hlth and Edl Rev Mem
         Hosp At Oconomowoc Inc Proj..........   6.350      07/01/17           551,720
                                                                        --------------
                                                                            18,372,079
                                                                        --------------
         WYOMING  0.2%
 2,995   Wyoming Cmnty Dev Auth Hsg Rev.......   6.250      06/01/27         3,152,208
                                                                        --------------
         U.S. VIRGIN ISLANDS  0.2%
 1,210   University of Virgin Islands Pub Fin
         Auth Ser A...........................   7.500      10/01/09         1,351,510
 1,965   University of Virgin Islands Pub Fin
         Auth Ser A...........................   7.650      10/01/14         2,203,492
                                                                        --------------
                                                                             3,555,002
                                                                        --------------
TOTAL LONG-TERM INVESTMENTS  97.9%
  (Cost $1,382,874,514).............................................     1,444,528,223
SHORT-TERM INVESTMENTS  0.1%
  (Cost $1,610,000).................................................         1,610,000
                                                                        --------------
TOTAL INVESTMENTS  98.0%
  (Cost $1,384,484,514).............................................     1,446,138,223
OTHER ASSETS IN EXCESS OF LIABILITIES  2.0%.........................        29,209,393
                                                                        --------------
NET ASSETS  100.0%..................................................    $1,475,347,616
                                                                        ==============

 * Zero coupon bond

(a) Assets segregated as collateral for open futures contracts.

(b) Interest is accruing at less than the stated coupon.

(c) Payment-in-kind security.

(d) 144A/Private Placement securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

(e) Non-income producing security.

LOC--Letter of Credit

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $1,384,484,514).....................  $1,446,138,223
Cash........................................................          47,104
Receivables:
  Interest..................................................      30,599,672
  Investments Sold..........................................       6,858,170
  Fund Shares Sold..........................................       2,274,053
  Variation Margin on Futures...............................           7,812
Other.......................................................          49,411
                                                              --------------
      Total Assets..........................................   1,485,974,445
                                                              --------------
LIABILITIES:
Payables:
  Income Distributions......................................       4,055,747
  Investments Purchased.....................................       2,964,210
  Fund Shares Repurchased...................................       1,704,135
  Distributor and Affiliates................................         837,196
  Investment Advisory Fee...................................         665,458
Accrued Expenses............................................         247,673
Trustees' Deferred Compensation and Retirement Plans........         152,410
                                                              --------------
      Total Liabilities.....................................      10,626,829
                                                              --------------
NET ASSETS..................................................  $1,475,347,616
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,424,945,758
Net Unrealized Appreciation.................................      61,662,100
Accumulated Undistributed Net Investment Income.............         288,379
Accumulated Net Realized Loss...............................     (11,548,621)
                                                              --------------
NET ASSETS..................................................  $1,475,347,616
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $931,310,371 and 80,637,897 shares of
    beneficial interest issued and outstanding).............  $        11.55
    Maximum sales charge (4.75%* of offering price).........             .58
                                                              --------------
    Maximum offering price to public........................  $        12.13
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $431,532,811 and 37,390,623 shares of
    beneficial interest issued and outstanding).............  $        11.54
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $112,504,434 and 9,758,734 shares of
    beneficial interest issued and outstanding).............  $        11.53
                                                              ==============

*On sales of $100,000 or more, the sales charge will be reduced.

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

               For the Six Months Ended May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


INVESTMENT INCOME:
Interest....................................................  $ 50,557,450
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,151,933, $2,210,438 and $560,869,
  respectively).............................................     3,923,240
Investment Advisory Fee.....................................     3,914,514
Shareholder Services........................................       440,027
Custody.....................................................        48,675
Trustees' Fees and Related Expenses.........................        31,744
Legal.......................................................        24,206
Other.......................................................       362,512
                                                              ------------
    Total Expenses..........................................     8,744,918
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 41,812,532
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain/Loss:
  Investments...............................................  $  3,730,532
  Futures...................................................       262,319
                                                              ------------
Net Realized Gain...........................................     3,992,851
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    81,205,096
                                                              ------------
  End of the Period:
    Investments.............................................    61,653,709
    Futures.................................................         8,391
                                                              ------------
                                                                61,662,100
                                                              ------------
Net Unrealized Depreciation During the Period...............   (19,542,996)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(15,550,145)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 26,262,387
                                                              ============

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                     For the Six Months Ended May 31, 1999
                and the Year Ended November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                        Six Months Ended      Year Ended
                                                          May 31, 1999     November 30, 1998
--------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................  $   41,812,532     $   79,466,871
Net Realized Gain......................................       3,992,851          8,150,677
Net Unrealized Appreciation/Depreciation...............     (19,542,996)        16,740,775
                                                         --------------     --------------
Change in Net Assets from Operations...................      26,262,387        104,358,323
                                                         --------------     --------------
Distributions from Net Investment Income*..............     (41,082,381)       (79,954,356)
Distributions in Excess of Net Investment Income*......             -0-           (442,201)
                                                         --------------     --------------
  Total Distributions..................................     (41,082,381)       (80,396,557)
                                                         --------------     --------------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....     (14,819,994)        23,961,766
                                                         --------------     --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................     111,752,578        263,990,520
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................      18,348,337         35,960,456
Cost of Shares Repurchased.............................    (107,411,656)      (153,186,986)
                                                         --------------     --------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.........      22,689,259        146,763,990
                                                         --------------     --------------
TOTAL INCREASE IN NET ASSETS...........................       7,869,265        170,725,756
NET ASSETS:
Beginning of the Period................................   1,467,478,351      1,296,752,595
                                                         --------------     --------------
End of the Period (Including accumulated undistributed
  net investment income of $288,379 and ($441,772),
  respectively)........................................  $1,475,347,616     $1,467,478,351
                                                         ==============     ==============

               *Distributions by Class:
---------------------------------------------------------------------------------------
Distributions from and in Excess of Net Investment
  Income:
  Class A Shares....................................... $  (26,897,007)  $  (51,028,959)
  Class B Shares.......................................    (11,312,269)     (23,908,632)
  Class C Shares.......................................     (2,873,105)      (5,458,966)
                                                        --------------   --------------
                                                        $  (41,082,381)  $  (80,396,557)
                                                        ==============   ==============

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)
--------------------------------------------------------------------------------

                                 Six Months           Year Ended November 30,
                                   Ended       -------------------------------------
        Class A Shares          May 31, 1999    1998      1997      1996      1995
------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  the Period...................    $11.664     $11.454   $11.139   $ 11.18   $ 10.44
                                   -------     -------   -------   -------   -------
Net Investment Income..........       .344        .699      .729      .735       .74
Net Realized and Unrealized
  Gain/Loss....................      (.121)       .217      .312     (.041)    .7475
                                   -------     -------   -------   -------   -------
Total from Investment
  Operations...................       .223        .916     1.041      .694    1.4875
Less Distributions from and in
  Excess of Net Investment
  Income.......................       .338        .706      .726      .735     .7475
                                   -------     -------   -------   -------   -------
Net Asset Value, End of the
  Period.......................    $11.549     $11.664   $11.454   $11.139   $ 11.18
                                   =======     =======   =======   =======   =======
Total Return (a)...............      1.89%*      8.28%     9.63%     6.47%    14.65%
Net Assets at End of the Period
  (In millions)................    $ 931.3     $ 905.0   $ 779.9   $ 621.0   $ 516.3
Ratio of Expenses to Average
  Net Assets (b)...............       .90%        .91%      .95%     1.01%      .98%
Ratio of Net Investment Income
  to Average Net Assets (b)....      5.95%       6.01%     6.50%     6.64%     6.81%
Portfolio Turnover.............        10%*        26%       29%       23%       26%

* Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) For the years ended November 30, 1995 through 1997, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than 0.01%.

                                               See Notes to Financial Statements

     The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)
--------------------------------------------------------------------------------

                                 Six Months           Year Ended November 30,
                                   Ended       -------------------------------------
        Class B Shares          May 31, 1999    1998      1997      1996      1995
------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  the Period...................    $11.658     $11.452   $11.136   $ 11.18   $ 10.43
                                   -------     -------   -------   -------   -------
Net Investment Income..........       .300        .612      .645      .653       .66
Net Realized and Unrealized
  Gain/Loss....................      (.121)       .216      .313     (.046)    .7535
                                   -------     -------   -------   -------   -------
Total from Investment
  Operations...................       .179        .828      .958      .607    1.4135
Less Distributions from and in
  Excess of Net Investment
  Income.......................       .296        .622      .642      .651     .6635
                                   -------     -------   -------   -------   -------
Net Asset Value, End of the
  Period.......................    $11.541     $11.658   $11.452   $11.136   $ 11.18
                                   =======     =======   =======   =======   =======
Total Return (a)...............      1.52%*      7.41%     8.82%     5.67%    13.89%
Net Assets at End of the Period
  (In millions)................    $ 431.5     $ 451.9   $ 425.6   $ 323.8   $ 233.9
Ratio of Expenses to Average
  Net Assets (b)...............      1.65%       1.67%     1.71%     1.77%     1.73%
Ratio of Net Investment Income
  to Average Net Assets (b)....      5.19%       5.26%     5.74%     5.88%     6.03%
Portfolio Turnover.............        10%*        26%       29%       23%       26%

* Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) For the years ended November 30, 1995 through 1997, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than 0.01%.

                                               See Notes to Financial Statements

     The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)
--------------------------------------------------------------------------------

                                 Six Months           Year Ended November 30,
                                   Ended       -------------------------------------
        Class C Shares          May 31, 1999    1998      1997      1996      1995
------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  the Period...................    $11.646     $11.440   $11.126   $ 11.17   $ 10.42
                                   -------     -------   -------   -------   -------
Net Investment Income..........       .301        .613      .644      .652       .66
Net Realized and Unrealized
  Gain/Loss....................      (.122)       .215      .312     (.045)    .7535
                                   -------     -------   -------   -------   -------
Total from Investment
  Operations...................       .179        .828      .956      .607    1.4135
Less Distributions from and in
  Excess of Net Investment
  Income.......................       .296        .622      .642      .651     .6635
                                   -------     -------   -------   -------   -------
Net Asset Value, End of the
  Period.......................    $11.529     $11.646   $11.440   $11.126   $ 11.17
                                   =======     =======   =======   =======   =======
Total Return (a)...............      1.53%*      7.42%     8.82%     5.68%    13.79%
Net Assets at End of the Period
  (In millions)................    $ 112.5     $ 110.6   $  91.3   $  50.0   $  31.1
Ratio of Expenses to Average
  Net Assets (b)...............      1.65%       1.67%     1.70%     1.77%     1.72%
Ratio of Net Investment Income
  to Average Net Assets (b)....      5.19%       5.25%     5.69%     5.86%     5.98%
Portfolio Turnover.............        10%*        26%       29%       23%       26%

 *  Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) For the years ended November 30, 1995 through 1997, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than 0.01%.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Municipal Fund (the "Fund") is organized as a series of the Van Kampen Tax-Exempt Trust, a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide as high a level of interest income exempt from federal income tax as is consistent with investing in medium-to lower-rated high yielding municipal securities. The Fund commenced investment operations on January 2, 1986. The distribution of the Fund's Class B and Class C shares commenced on July 20, 1992 and December 10, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

    The Fund's investments include lower-rated and unrated debt securities which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders and uncertainties exist as to an issuer's ability to meet principal and interest payments. Securities rated below investment grade and comparable unrated securities represented approximately 68% of the Fund's investment portfolio at the end of the period.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt securities. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES--Interest income is recorded on an accrual basis. Bond premium and original issue discount are amortized over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 1998, the Fund had an accumulated capital loss carryforward for tax purposes of $15,540,922 which expires between November 30, 2002 and November 30, 2005. Net realized gains or losses differ for financial reporting and tax purposes primarily as a result of the deferral for tax purposes of losses resulting from wash sales.

    At May 31, 1999, for federal income tax purposes, cost of long- and short-term investments is $1,384,485,064; the aggregate gross unrealized appreciation is

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

$72,003,042 and the aggregate gross unrealized depreciation is $10,349,883, resulting in net unrealized appreciation of $61,653,159.

E. DISTRIBUTION OF INCOME AND GAINS--The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually.

    Due to inherent differences in the recognition of expenses under generally accepted accounting principles and federal income tax purposes, the amount of distributed net investment income may differ for a particular period. These differences are temporary in nature, but may result in book basis distribution in excess of net investment income for certain periods.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE NET ASSETS                                       % PER ANNUM
--------------------------------------------------------------------
First $300 million........................................60 of 1%
Next  $300 million........................................55 of 1%
Over  $600 million........................................50 of 1%

    For the six months ended May 31, 1999, the Fund recognized expenses of approximately $24,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    For the six months ended May 31, 1999, the Fund recognized expenses of approximately $162,600 representing Van Kampen Funds Inc. or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund.

    Van Kampen Investor Services Inc. ("VKIS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended May 31, 1999, the Fund recognized expenses of approximately $342,300. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

    At May 31, 1999, capital aggregated $903,306,574, $412,815,622 and
$108,823,562 for Classes A, B, and C, respectively. For the six months ended May 31, 1999, transactions were as follows:

                                                  SHARES          VALUE
---------------------------------------------------------------------------
Sales:
  Class A...................................     7,068,453    $  82,121,969
  Class B...................................     1,759,380       20,424,722
  Class C...................................       793,564        9,205,887
                                                ----------    -------------
Total Sales.................................     9,621,397    $ 111,752,578
                                                ==========    =============
Dividend Reinvestment:
  Class A...................................     1,041,112    $  12,083,836
  Class B...................................       412,447        4,784,776
  Class C...................................       127,709        1,479,725
                                                ----------    -------------
Total Dividend Reinvestments................     1,581,268    $  18,348,337
                                                ==========    =============
Repurchases:
  Class A...................................    (5,052,465)   $ (58,675,504)
  Class B...................................    (3,542,138)     (41,085,105)
  Class C...................................      (660,513)      (7,651,047)
                                                ----------    -------------
Total Repurchases...........................    (9,255,116)   $(107,411,656)
                                                ==========    =============

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    At November 30, 1998, capital aggregated $867,776,273, $428,691,229 and
$105,788,997 for Classes A, B, and C, respectively. For the year ended November 30, 1998, transactions were as follows:

                                                 SHARES           VALUE
---------------------------------------------------------------------------
Sales:
  Class A..................................     15,501,149    $ 180,363,153
  Class B..................................      5,190,835       60,344,265
  Class C..................................      2,003,857       23,283,102
                                               -----------    -------------
Total Sales................................     22,695,841    $ 263,990,520
                                               ===========    =============
Dividend Reinvestment:
  Class A..................................      1,945,625    $  22,655,360
  Class B..................................        886,374       10,315,348
  Class C..................................        257,191        2,989,748
                                               -----------    -------------
Total Dividend Reinvestments...............      3,089,190    $  35,960,456
                                               ===========    =============
Repurchases:
  Class A..................................     (7,951,196)   $ (92,412,176)
  Class B..................................     (4,479,101)     (52,140,145)
  Class C..................................       (742,697)      (8,634,665)
                                               -----------    -------------
Total Repurchases..........................    (13,172,994)   $(153,186,986)
                                               ===========    =============

    Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). Class B shares purchased on or after June 1, 1996, automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Class B shares purchased before June 1, 1996, automatically convert to Class A shares six years after the end of the calendar month in which the shares were purchased. Class C shares purchased before January 1, 1997, automatically convert to Class A shares ten years after the end of the calendar month in which such shares were purchased. The CDSC will be imposed on most

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                     CONTINGENT DEFERRED
                                                        SALES CHARGE
                                                   -----------------------
              YEAR OF REDEMPTION                   CLASS B         CLASS C
--------------------------------------------------------------------------
First..........................................     4.00%           1.00%
Second.........................................     4.00%            None
Third..........................................     3.00%            None
Fourth.........................................     2.50%            None
Fifth..........................................     1.50%            None
Sixth and Thereafter...........................      None            None

    For the six months ended May 31, 1999, Van Kampen, as distributor for the Fund, received net commissions on sales of the Fund's Class A shares of approximately $88,500 and CDSC on the redeemed shares of Classes B and C of approximately $266,000. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $178,392,524 and $147,997,489, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period the Fund invested in future contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds and the Municipal Bond Index and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration.

                            May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Upon entering into future contracts, the Fund maintains, in a segregated account with its custodian, cash or liquid securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts, each with a par value of $100,000, for the six months ended May 31, 1999, were as follows:

                                                             CONTRACTS
----------------------------------------------------------------------
Outstanding at November 30, 1998............................    -0-
Futures Opened..............................................    410
Futures Closed..............................................   (385)
                                                                ---
Outstanding at May 31, 1999.................................     25
                                                                ===

    The futures contracts outstanding as of May 31, 1999, and the description and unrealized appreciation/depreciation are as follows:

                                                               UNREALIZED
                                                             APPRECIATION/
                                                CONTRACTS    (DEPRECIATION)
---------------------------------------------------------------------------
Short Contracts -- U.S. Treasury Bond
  Futures-June 1999
  (Current notional value $117,906 per
  contract).................................        25         $   8,391
                                                   ===         =========

6. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

    Annual fees under the Plans of up to .25% for Class A net assets and 1.00% each for Class B and Class C net assets are accrued daily. Included in these fees for the six months ended May 31, 1999, are payments retained by Van Kampen of approximately $1,864,500.

                                VAN KAMPEN FUNDS

EQUITY FUNDS

Domestic
   Aggressive Equity
   Aggressive Growth
   American Value
   Comstock
   Emerging Growth
   Enterprise
   Equity Growth
   Equity Income
   Growth
   Growth and Income
   Harbor
   Pace
   Real Estate Securities
   Utility
   Value
Global/International
   Asian Growth
   Emerging Markets
   European Equity
   Global Equity
   Global Equity Allocation
   Global Franchise
   Global Managed Assets
   International Magnum
   Latin American

FIXED-INCOME FUNDS
Income
   Corporate Bond
   Global Fixed Income
   Global Government Securities
   Government Securities
   High Income Corporate Bond
   High Yield
   High Yield & Total Return
   Limited Maturity Government
   Short-Term Global Income
   Strategic Income
   U.S. Government
   U.S. Government Trust for Income
   Worldwide High Income
Tax Exempt Income
   California Insured Tax Free
   Florida Insured Tax Free Income
   High Yield Municipal
   Insured Tax Free Income
   Intermediate Term Municipal Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Tax Free High Income
Capital Preservation
   Reserve
   Tax Free Money
SENIOR LOAN
   Prime Rate Income Trust
   Senior Floating Rate

To find out more about any of these funds, ask your financial advisor for a prospectus, which contains more complete information, including sales charges, risks, and expenses. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at WWW.VANKAMPEN.COM--to view a prospectus, select Download Prospectus

- call us at 1-800-341-2911 weekdays from 7:00 a.m. to 7:00 p.m. Central time. Telecommunications Device for the Deaf users, call 1-800-421-2833.

- e-mail us by visiting WWW.VANKAMPEN.COM and selecting Contact Us

                      VAN KAMPEN HIGH YIELD MUNICIPAL FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN

JERRY D. CHOATE

RICHARD M. DEMARTINI*

LINDA HUTTON HEAGY

R. CRAIG KENNEDY

JACK E. NELSON

DON G. POWELL*

PHILLIP B. ROONEY

FERNANDO SISTO

WAYNE W. WHALEN* - Chairman

SUZANNE H. WOOLSEY, PH.D.

PAUL G. YOVOVICH

OFFICERS

RICHARD F. POWERS, III*
President

DENNIS J. MCDONNELL*
Executive Vice President
and Chief Investment Officer

A. THOMAS SMITH, III*
Vice President and Secretary

JOHN L. SULLIVAN*
Vice President, Treasurer and
Chief Financial Officer

CURTIS W. MORELL*
Vice President and Chief Accounting Officer

TANYA M. LODEN*
Controller

PETER W. HEGEL*

PAUL R. WOLKENBERG*

EDWARD C. WOOD, III*
Vice Presidents

INVESTMENT ADVISER

VAN KAMPEN
ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN
INVESTOR SERVICES INC.
P.O. Box 418256
Kansas City, Missouri 64141-9256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS LLP
200 E. Randolph Drive
Chicago, Illinois 60601

* "Interested" persons of the Fund, as defined in the Investment Company Act of 1940.

(C) Van Kampen Funds Inc., 1999  All rights reserved.

(SM) denotes a service mark of Van Kampen Funds Inc.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless it has been preceded or is accompanied by an effective prospectus of the Fund which contains additional information on how to purchase shares, the sales charge, and other pertinent data.

                         YEAR 2000 READINESS DISCLOSURE

Like other mutual funds, financial and business organizations, and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's investment adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's investment adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, there can be no assurances that these steps will be sufficient to avoid any adverse impact to the Fund. In addition, the Year 2000 Problem may adversely affect the markets and the issuers of securities in which the Fund may invest that, in turn, may adversely affect the net asset value of the Fund. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies or issuers and overall economic uncertainty. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected. The statements above are subject to the Year 2000 Information and Readiness Disclosure Act which may limit the legal rights regarding the use of such statements in the case of dispute.